UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

 (Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2009 to June 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP SCHEDULE OF INVESTMENTS AS OF JUNE 30, 2009 (Unaudited)
		Shares	Fair
			Value
EQUITY INVESTMENTS (54.5%)
Common Stocks (Active & Passive Domestic Equities) (27.0%)
Consumer Discretionary — 3.1%
99 Cents Only Stores*		100	$ 1,358
Aaron Rents, Inc.		200	5,964
Abercrombie & Fitch Co., Class A		253	6,424
Advance Auto Parts, Inc.		300	12,447
Aeropostale, Inc.*		200	6,854
AFC Enterprises, Inc.*		100	675
Amazon.com, Inc.*		1,037	86,755
Ambassadors Group, Inc.		100	1,377
American Eagle Outfitters, Inc.		500	7,085
American Greetings Corp., Class A		200	2,336
American Public Education, Inc.*		72	2,852
Ameristar Casinos, Inc.		100	1,903
AnnTaylor Stores Corp.*		200	1,596
Apollo Group, Inc., Class A*		392	27,879
Arbitron, Inc.		100	1,589
ArvinMeritor, Inc.		381	1,673
Ascent Media Corp., Class A*		55	1,462
Audiovox Corp., Class A*		100	586
Autoliv, Inc.		260	7,480
AutoNation, Inc.*		347	6,020
AutoZone, Inc.*		119	17,982
Bally Technologies, Inc.*		192	5,745
Barnes & Noble, Inc.		100	2,063
Bebe Stores, Inc.		100	688
Bed Bath & Beyond, Inc.*		800	24,600
Best Buy Co., Inc.		1,013	33,925
Big 5 Sporting Goods Corp.		100	1,106
Big Lots, Inc.*		200	4,206
BJ's Restaurants, Inc.*		100	1,687
Black & Decker Corp.		240	6,878
Blue Nile, Inc.*		100	4,299
Bluegreen Corp.*		100	252
Blyth, Inc.		25	820
Bob Evans Farms, Inc.		100	2,874
BorgWarner, Inc.		384	13,114
Brinker International, Inc.		390	6,642
Brink's Home Security Holdings, Inc.*		200	5,662
Brown Shoe Co., Inc.		225	1,629
Buckle, Inc./The		50	1,589
Buffalo Wild Wings, Inc.*		100	3,252
Build-A-Bear Workshop, Inc.*		100	447
Burger King Holdings, Inc.		300	5,181
Cabela's, Inc.*		120	1,476
Cablevision Systems Corp., Class A		767	14,887
California Pizza Kitchen, Inc.*		150	1,994
Callaway Golf Co.		300	1,521
Capella Education Co.*		44	2,638
Career Education Corp.*		260	6,471
Carmax, Inc.*		600	8,820
Carnival Corp.		1,320	34,016
Carter's, Inc.*		200	4,922
Cato Corp./The, Class A		100	1,744
CBS Corp., Class B		1,986	13,743
CEC Entertainment, Inc.*		100	2,948
Centex Corp.		500	4,230
Central European Media Enterprises Ltd., Class A*		139	2,737
Cheesecake Factory, Inc./The*		200	3,460
Chico's FAS, Inc.*		700	6,811
Children's Place Retail Stores, Inc./The*		100	2,643
Chipotle Mexican Grill, Inc., Class A*		101	8,080
Choice Hotels International, Inc.		100	2,661
Christopher & Banks Corp.		100	671
CKE Restaurants, Inc.		200	1,696
CKX, Inc.*		100	709
Coach, Inc.		1,018	27,364
Coinstar, Inc.*		100	2,670
Collective Brands, Inc.*		200	2,914
Comcast Corp., Class A		9,047	131,091
Corinthian Colleges, Inc.*		300	5,079
Cox Radio, Inc., Class A*		100	480
Cracker Barrel Old Country Store, Inc.		110	3,069
Darden Restaurants, Inc.		400	13,192
Deckers Outdoor Corp.*		51	3,584
Denny's Corp.*		300	645
DeVry, Inc.		162	8,106
Dick's Sporting Goods, Inc.*		200	3,440
Dillard's, Inc., Class A		200	1,840
DineEquity, Inc.		100	3,119
DIRECTV Group, Inc./The*		1,465	36,200
Discovery Communications, Inc., Class C*		950	19,504
DISH Network Corp., Class A*		540	8,753
Dollar Tree, Inc.*		300	12,630
Domino's Pizza, Inc.*		100	749
DR Horton, Inc.		900	8,424
DreamWorks Animation SKG, Inc., Class A*		300	8,277
Dress Barn, Inc.*		200	2,860
Drew Industries, Inc.*		100	1,217
DSW, Inc., Class A*		100	985
Eastman Kodak Co.		1,100	3,256
Ethan Allen Interiors, Inc.		100	1,036
EW Scripps Co., Class A		133	278
Expedia, Inc.*		612	9,247
Family Dollar Stores, Inc.		400	11,320
Federal Mogul Corp.*		80	756
Finish Line, Inc./The, Class A		133	987
Foot Locker, Inc.		600	6,282
Ford Motor Co.*		9,538	57,896
Fortune Brands, Inc.		460	15,980
Fossil, Inc.*		200	4,816
Fred's, Inc., Class A		100	1,260
GameStop Corp., Class A*		520	11,445
Gannett Co., Inc.		900	3,213
Gap, Inc./The		1,400	22,960
Garmin Ltd.		300	7,146
Genesco, Inc.*		100	1,877
Gentex Corp.		500	5,800
Genuine Parts Co.		500	16,780
Goodyear Tire & Rubber Co./The*		1,000	11,260
Great Wolf Resorts, Inc.*		120	245
Group 1 Automotive, Inc.		100	2,602
Guess?, Inc.		220	5,672
Gymboree Corp.*		100	3,548
H&R Block, Inc.		1,000	17,230
Hanesbrands, Inc.*		230	3,452
Harley-Davidson, Inc.		650	10,536
Harman International Industries, Inc.		200	3,760
Hasbro, Inc.		400	9,696
Helen of Troy Ltd.*		100	1,679
Hibbett Sports, Inc.*		150	2,700
Hillenbrand, Inc.		300	4,992
Home Depot, Inc.		9,663	228,337
HOT Topic, Inc.*		200	1,462
HSN, Inc.*		140	1,480
Iconix Brand Group, Inc.*		100	1,538
Interactive Data Corp.		100	2,314
International Game Technology		900	14,310
International Speedway Corp., Class A		100	2,561
Interpublic Group of Cos., Inc./The*		1,220	6,161
Interval Leisure Group, Inc.*		140	1,305
Isle of Capri Casinos, Inc.*		100	1,332
ITT Educational Services, Inc.*		119	11,979
J. Crew Group, Inc.*		200	5,404
J.C. Penney Co., Inc.		15,295	439,119
Jack in the Box, Inc.*		114	2,559
Jackson Hewitt Tax Service, Inc.		100	626
Jakks Pacific, Inc.*		100	1,283
Jarden Corp.*		300	5,625
Jo-Ann Stores, Inc.*		100	2,067
John Wiley & Sons, Inc., Class A		100	3,325
Johnson Controls, Inc.		1,891	41,073
Jones Apparel Group, Inc.		324	3,477
JoS. A. Bank Clothiers, Inc.*		25	862
Journal Communications, Inc., Class A		130	137
KB Home		300	4,104
Kohl's Corp.*		1,000	42,750
Krispy Kreme Doughnuts, Inc.*		200	600
K-Swiss, Inc., Class A		100	850
Lamar Advertising Co., Class A*		300	4,581
Landry's Restaurants, Inc.*		100	860
Las Vegas Sands Corp.*		1,012	7,954
La-Z-Boy, Inc.		200	944
Leapfrog Enterprises, Inc.*		100	229
Leggett & Platt, Inc.		600	9,138
Lennar Corp., Class A		500	4,845
Liberty Global, Inc., Class A*		860	13,665
Liberty Media Corp. - Capital, Series A*		361	4,895
Liberty Media Corp. - Entertainment, Series A*		1,647	44,057
Liberty Media Corp. - Interactive, Class A*		1,600	8,016
Life Time Fitness, Inc.*		60	1,201
Limited Brands, Inc.		780	9,337
LIN TV Corp., Class A*		60	101
Live Nation, Inc.*		225	1,093
LKQ Corp.*		500	8,225
Lowe's Cos., Inc.		4,649	90,237
Macy's, Inc.		1,193	14,030
Magna International, Inc., Class A		8,050	340,032
Marcus Corp.		100	1,052
Marriott International, Inc., Class A		1,004	22,151
Marvel Entertainment, Inc.*		200	7,118
Mattel, Inc.		11,100	178,155
Matthews International Corp., Class A		100	3,112
McClatchy Co./The, Class A		1	1
McDonald's Corp.		3,475	199,778
McGraw-Hill Cos., Inc./The		1,000	30,110
MDC Holdings, Inc.		100	3,011
Mediacom Communications Corp., Class A*		200	1,022
Men's Wearhouse, Inc./The		100	1,918
Meredith Corp.		200	5,110
MGM Mirage*		500	3,195
Midas, Inc.*		100	1,048
Mohawk Industries, Inc.*		160	5,709
Monro Muffler, Inc.		100	2,571
Morningstar, Inc.*		100	4,123
Movado Group, Inc.		100	1,054
Multimedia Games, Inc.*		100	496
National CineMedia, Inc.		200	2,752
NetFlix, Inc.*		100	4,134
New York Times Co./The, Class A		600	3,306
Newell Rubbermaid, Inc.		1,100	11,451
News Corp., Class A		6,940	63,223
NIKE, Inc., Class B		1,100	56,958
Nordstrom, Inc.		480	9,547
NutriSystem, Inc.		100	1,450
NVR, Inc.*		19	9,545
O'Charleys, Inc.		100	925
Office Depot, Inc.*		1,009	4,601
Omnicom Group, Inc.		11,049	348,927
Orbitz Worldwide, Inc.*		860	1,634
O'Reilly Automotive, Inc.*		385	14,661
P.F. Chang's China Bistro, Inc.*		100	3,206
Panera Bread Co., Class A*		100	4,986
Papa John's International, Inc.*		100	2,479
Penn National Gaming, Inc.*		200	5,822
Penske Auto Group, Inc.		200	3,328
PEP Boys-Manny Moe & Jack		200	2,028
PetSmart, Inc.		400	8,584
Phillips-Van Heusen Corp.		200	5,738
Pinnacle Entertainment, Inc.*		280	2,601
Polaris Industries, Inc.		100	3,212
Polo Ralph Lauren Corp.		149	7,977
Pool Corp.		200	3,312
priceline.com, Inc.*		124	13,832
Primedia, Inc.		83	167
Pulte Homes, Inc.		553	4,883
RadioShack Corp.		500	6,980
RCN Corp.*		100	597
Regal Entertainment Group, Class A		200	2,658
Regis Corp.		200	3,482
Rent-A-Center, Inc.*		200	3,566
Retail Ventures, Inc.*		88	192
Ross Stores, Inc.		400	15,440
Royal Caribbean Cruises Ltd.		600	8,124
Ryland Group, Inc.		200	3,352
Sally Beauty Holdings, Inc.*		300	1,908
Scholastic Corp.		100	1,979
Scientific Games Corp., Class A*		120	1,892
Scripps Networks Interactive, Inc., Class A		300	8,349
Sears Holdings Corp.*		200	13,304
Service Corp. International/US		1,000	5,480
Sherwin-Williams Co./The		300	16,125
Shuffle Master, Inc.*		100	661
Signet Jewelers Ltd.		300	6,246
Sinclair Broadcast Group, Inc., Class A		200	388
Skechers U.S.A., Inc., Class A*		100	977
Snap-On, Inc.		200	5,748
Sonic Automotive, Inc., Class A		80	813
Sonic Corp.*		200	2,006
Sotheby's		200	2,822
Speedway Motorsports, Inc.		100	1,376
Stage Stores, Inc.		150	1,665
Stamps.com, Inc.*		100	848
Stanley Works/The		240	8,122
Staples, Inc.		2,270	45,786
Starbucks Corp.*		2,348	32,614
Starwood Hotels & Resorts Worldwide, Inc.		500	11,100
Steak n Shake Co./The*		100	874
Steiner Leisure Ltd.*		100	3,053
Steven Madden Ltd.*		150	3,818
Stewart Enterprises, Inc., Class A		400	1,928
Strayer Education, Inc.		44	9,597
Superior Industries International, Inc.		100	1,410
Target Corp.		2,400	94,728
Tempur-Pedic International, Inc.		300	3,921
Texas Roadhouse, Inc., Class A*		200	2,182
Thor Industries, Inc.		100	1,837
Tiffany & Co.		400	10,144
Tim Hortons, Inc.		541	13,276
Timberland Co./The, Class A*		200	2,654
Time Warner Cable, Inc.		1,111	35,185
Time Warner, Inc.		5,721	144,112
TJX Cos., Inc./The		1,300	40,898
Toll Brothers, Inc.*		400	6,788
Tractor Supply Co.*		100	4,132
Tupperware Brands Corp.		200	5,204
Tween Brands, Inc.*		100	668
Under Armour, Inc., Class A*		100	2,238
Unifirst Corp./MA		100	3,717
Universal Technical Institute, Inc.*		100	1,493
Urban Outfitters, Inc.*		400	8,348
V.F. Corp.		251	13,893
Vail Resorts, Inc.*		80	2,146
Viacom, Inc., Class B*		1,624	36,865
Virgin Media, Inc.		1,200	11,220
WABCO Holdings, Inc.		313	5,540
Walt Disney Co./The		5,960	139,047
Warnaco Group, Inc./The*		200	6,480
Washington Post Co./The, Class B		19	6,691
Weight Watchers International, Inc.		200	5,154
Wendy's/Arby's Group, Inc., Class A		1,763	7,052
Whirlpool Corp.		4,985	212,162
Williams-Sonoma, Inc.		400	4,748
WMS Industries, Inc.*		150	4,726
Wolverine World Wide, Inc.		200	4,412
Wyndham Worldwide Corp.		700	8,484
Wynn Resorts Ltd.*		255	9,001
Yum! Brands, Inc.		1,400	46,676
			4,630,918
Consumer Staples — 2.7%
Alberto-Culver Co.		300	7,629
Alliance One International, Inc.*		300	1,140
Altria Group, Inc.		6,369	104,388
American Oriental Bioengineering, Inc.*		300	1,587
Andersons, Inc./The		100	2,994
Archer-Daniels-Midland Co.		2,000	53,540
Avon Products, Inc.		11,300	291,314
BJ's Wholesale Club, Inc.*		200	6,446
Brown-Forman Corp., Class B		275	11,819
Bunge Ltd.		400	24,100
Campbell Soup Co.		700	20,594
Casey's General Stores, Inc.		200	5,138
Cell Therapeutics, Inc.*		1,848	3,179
Central European Distribution Corp.*		150	3,986
Central Garden and Pet Co., Class A*		200	1,970
Chattem, Inc.*		53	3,609
Chiquita Brands International, Inc.*		100	1,026
Church & Dwight Co., Inc.		200	10,862
Clorox Co.		446	24,900
Coca-Cola Co./The		7,263	348,551
Coca-Cola Enterprises, Inc.		880	14,652
Colgate-Palmolive Co.		1,554	109,930
ConAgra Foods, Inc.		1,500	28,590
Constellation Brands, Inc., Class A*		700	8,876
Corn Products International, Inc.		300	8,037
Costco Wholesale Corp.		1,373	62,746
CVS Caremark Corp.		4,579	145,933
Darling International, Inc.*		300	1,980
Dean Foods Co.*		500	9,595
Del Monte Foods Co.		700	6,566
Diamond Foods, Inc.		100	2,790
Dr Pepper Snapple Group, Inc.*		822	17,418
Elizabeth Arden, Inc.*		100	873
Energizer Holdings, Inc.*		212	11,075
Estee Lauder Cos., Inc./The, Class A		300	9,801
Flowers Foods, Inc.		300	6,552
Fresh Del Monte Produce, Inc.*		100	1,626
General Mills, Inc.		1,000	56,020
Green Mountain Coffee Roasters, Inc.*		80	4,700
H.J. Heinz Co.		1,000	35,700
Hain Celestial Group, Inc.*		100	1,561
Hansen Natural Corp.*		200	6,164
Herbalife Ltd.		282	8,894
Hershey Co./The		500	18,000
Hormel Foods Corp.		200	6,908
J.M. Smucker Co./The		360	17,518
Kellogg Co.		800	37,256
Kimberly-Clark Corp.		1,306	68,474
Kraft Foods, Inc., Class A		15,286	387,347
Kroger Co./The		2,000	44,100
Lancaster Colony Corp.		100	4,407
Lance, Inc.		100	2,313
Lorillard, Inc.		513	34,766
McCormick & Co., Inc.		400	13,012
Mead Johnson Nutrition Co., Class A*		100	3,177
Molson Coors Brewing Co., Class B		400	16,932
Nash Finch Co.		100	2,706
NBTY, Inc.*		200	5,624
Nu Skin Enterprises, Inc., Class A		200	3,060
Pantry, Inc./The*		100	1,660
Pepsi Bottling Group, Inc.		500	16,920
PepsiAmericas, Inc.		200	5,362
PepsiCo, Inc.		4,855	266,831
Philip Morris International, Inc.		6,102	266,169
Prestige Brands Holdings, Inc.*		100	615
Procter & Gamble Co./The		9,140	467,054
Ralcorp Holdings, Inc.*		195	11,879
Reynolds American, Inc.		500	19,310
Rite Aid Corp.*		2,305	3,481
Ruddick Corp.		200	4,686
Safeway, Inc.		1,300	26,481
Sanderson Farms, Inc.		100	4,500
Sara Lee Corp.		26,525	258,884
Smart Balance, Inc.*		300	2,043
Smithfield Foods, Inc.*		280	3,912
Spartan Stores, Inc.		100	1,241
SUPERVALU, Inc.		600	7,770
SYSCO Corp.		1,813	40,756
Tootsie Roll Industries, Inc.		112	2,541
TreeHouse Foods, Inc.*		100	2,877
Tyson Foods, Inc., Class A		800	10,088
United Natural Foods, Inc.*		200	5,250
Universal Corp.		100	3,311
Vector Group Ltd.		120	1,715
Walgreen Co.		3,060	89,964
Wal-Mart Stores, Inc.		6,886	333,558
WD-40 Co.		100	2,900
Whole Foods Market, Inc.		400	7,592
Winn-Dixie Stores, Inc.*		100	1,254
			4,025,055
Energy — 2.8%
Alpha Natural Resources, Inc.*		300	7,881
Anadarko Petroleum Corp.		1,577	71,580
Apache Corp.		4,698	338,961
Arch Coal, Inc.		400	6,148
Arena Resources, Inc.*		100	3,185
Atlas America, Inc.		112	2,001
ATP Oil & Gas Corp.*		100	696
Atwood Oceanics, Inc.*		200	4,982
Baker Hughes, Inc.		986	35,930
Basic Energy Services, Inc.*		100	683
Berry Petroleum Co., Class A		167	3,104
Bill Barrett Corp.*		120	3,295
BJ Services Co.		15,325	208,880
BP plc ADR		5,675	270,584
Bristow Group, Inc.*		100	2,963
Cabot Oil & Gas Corp.		300	9,192
Cameron International Corp.*		700	19,810
CARBO Ceramics, Inc.		100	3,420
Carrizo Oil & Gas, Inc.*		100	1,715
Chesapeake Energy Corp.		1,990	39,462
Chevron Corp.		6,287	416,514
Cimarex Energy Co.		300	8,502
CNX Gas Corp.*		100	2,627
Comstock Resources, Inc.*		100	3,305
Concho Resources, Inc.*		200	5,738
ConocoPhillips		4,654	195,747
Consol Energy, Inc.		582	19,765
Continental Resources, Inc.*		100	2,775
Denbury Resources, Inc.*		700	10,311
Devon Energy Corp.		1,400	76,300
Diamond Offshore Drilling, Inc.		211	17,524
Dresser-Rand Group, Inc.*		280	7,308
Dril-Quip, Inc.*		100	3,810
El Paso Corp.		2,020	18,645
Encore Acquisition Co.*		200	6,170
ENSCO International, Inc.		500	17,435
EOG Resources, Inc.		760	51,619
EXCO Resources, Inc.*		600	7,752
Exterran Holdings, Inc.*		300	4,812
Exxon Mobil Corp.		15,291	1,068,994
FMC Technologies, Inc.*		400	15,032
Forest Oil Corp.*		400	5,968
Foundation Coal Holdings, Inc.		200	5,622
Frontier Oil Corp.		400	5,244
Frontline Ltd.		200	4,872
General Maritime Corp.		154	1,523
Global Industries Ltd.*		500	2,830
Goodrich Petroleum Corp.*		100	2,459
Gran Tierra Energy, Inc.*		818	2,822
Gulfmark Offshore, Inc.*		100	2,760
Halliburton Co.		2,838	58,747
Harvest Natural Resources, Inc.*		100	441
Helix Energy Solutions Group, Inc.*		500	5,435
Helmerich & Payne, Inc.		300	9,261
Hess Corp.		921	49,504
Holly Corp.		200	3,596
Hornbeck Offshore Services, Inc.*		100	2,139
International Coal Group, Inc.*		400	1,144
Key Energy Services, Inc.*		500	2,880
Marathon Oil Corp.		2,237	67,401
Mariner Energy, Inc.*		400	4,700
Massey Energy Co.		300	5,862
Matrix Service Co.*		100	1,148
Murphy Oil Corp.		600	32,592
Nabors Industries Ltd.*		800	12,464
NATCO Group, Inc., Class A*		100	3,292
National Oilwell Varco, Inc.*		1,304	42,589
Newfield Exploration Co.*		420	13,721
Newpark Resources*		300	855
Noble Energy, Inc.		553	32,610
Nordic American Tanker Shipping		100	3,182
Occidental Petroleum Corp.		2,512	165,315
Oceaneering International, Inc.*		200	9,040
Oil States International, Inc.*		200	4,842
Overseas Shipholding Group, Inc.		100	3,404
Parallel Petroleum Corp.*		100	194
Parker Drilling Co.*		300	1,302
Patterson-UTI Energy, Inc.		600	7,716
Peabody Energy Corp.		800	24,128
Penn Virginia Corp.		200	3,274
PetroHawk Energy Corp.*		830	18,509
Petroleum Development Corp.*		100	1,569
Petroquest Energy, Inc.*		100	369
Pioneer Drilling Co.*		100	479
Pioneer Natural Resources Co.		300	7,650
Plains Exploration & Production Co.*		337	9,220
Pride International, Inc.*		480	12,029
Quicksilver Resources, Inc.*		400	3,716
Range Resources Corp.		450	18,634
Rosetta Resources, Inc.*		200	1,750
Rowan Cos., Inc.		280	5,410
RPC, Inc.		225	1,879
SandRidge Energy, Inc.*		400	3,408
Schlumberger Ltd.		3,758	203,345
SEACOR Holdings, Inc.*		64	4,815
Ship Finance International Ltd.		210	2,316
Smith International, Inc.		682	17,561
Southern Union Co.		440	8,092
Southwestern Energy Co.*		1,091	42,385
Spectra Energy Corp.		2,057	34,804
St. Mary Land & Exploration Co.		200	4,174
Sunoco, Inc.		400	9,280
Superior Energy Services, Inc.*		320	5,526
Swift Energy Co.*		100	1,665
Teekay Corp.		200	4,206
Tesoro Corp.		520	6,620
Tetra Technologies, Inc.*		309	2,460
Tidewater, Inc.		200	8,574
Unit Corp.*		200	5,514
USEC, Inc.*		300	1,596
Vaalco Energy, Inc.*		200	846
Valero Energy Corp.		7,525	127,097
Venoco, Inc.*		80	614
W&T Offshore, Inc.		100	974
Warren Resources, Inc.*		200	490
Western Refining, Inc.*		100	706
Whiting Petroleum Corp.*		181	6,364
Williams Cos., Inc./The		1,700	26,537
World Fuel Services Corp.		100	4,123
XTO Energy, Inc.		1,831	69,834
			4,287,175
Financials — 4.5%
Acadia Realty Trust REIT		104	1,357
Affiliated Managers Group, Inc.*		100	5,819
Aflac, Inc.		1,484	46,138
Alexander's, Inc. REIT		10	2,696
Alexandria Real Estate Equities, Inc. REIT		142	5,082
Alleghany Corp.*		16	4,336
Allied World Assurance Co. Holdings Ltd.		171	6,982
Allstate Corp./The		17,695	431,758
AMB Property Corp. REIT		460	8,653
American Campus Communities, Inc. REIT		200	4,436
American Capital Agency Corp. REIT		60	1,378
American Capital Ltd.		866	2,780
American Equity Investment Life Holding Co.		100	558
American Express Co.		3,203	74,438
American Financial Group, Inc./OH		300	6,474
American International Group, Inc.		6,632	7,693
American National Insurance Co.		48	3,628
AmeriCredit Corp.*		500	6,775
Ameriprise Financial, Inc.		720	17,474
Annaly Capital Management, Inc. REIT		1,744	26,404
Anthracite Capital, Inc. REIT		200	124
Anworth Mortgage Asset Corp. REIT		200	1,442
AON Corp.		900	34,083
Apartment Investment & Management Co., Class A REIT		400	3,540
Apollo Investment Corp.		436	2,616
Arch Capital Group Ltd.*		141	8,260
Ares Capital Corp.		466	3,756
Argo Group International Holdings Ltd.*		64	1,806
Arthur J. Gallagher & Co.		342	7,298
Aspen Insurance Holdings Ltd.		300	6,702
Associated Banc-Corp		500	6,250
Assurant, Inc.		300	7,227
Assured Guaranty Ltd.		243	3,008
Astoria Financial Corp.		300	2,574
AvalonBay Communities, Inc. REIT		261	14,600
Axis Capital Holdings Ltd.		400	10,472
Bancorpsouth, Inc.		300	6,159
Bank Mutual Corp.		200	1,744
Bank of America Corp.		41,689	550,295
Bank of Hawaii Corp.		200	7,166
Bank of New York Mellon Corp./The		3,765	110,352
BankFinancial Corp.		100	886
BB&T Corp.		1,983	43,586
BioMed Realty Trust, Inc. REIT		300	3,069
BlackRock, Inc.		53	9,297
BOK Financial Corp.		100	3,767
Boston Properties, Inc. REIT		372	17,744
Brandywine Realty Trust REIT		400	2,980
BRE Properties, Inc. REIT		200	4,752
Brookline Bancorp, Inc.		200	1,864
Brown & Brown, Inc.		400	7,972
Camden Property Trust REIT		220	6,072
Capital One Financial Corp.		10,434	228,296
CapitalSource, Inc.		860	4,197
Capitol Federal Financial		100	3,833
Capstead Mortgage Corp. REIT		200	2,542
Cash America International, Inc.		100	2,339
Cathay General Bancorp		200	1,902
CB Richard Ellis Group, Inc., Class A*		500	4,680
Cedar Shopping Centers, Inc. REIT		100	452
Charles Schwab Corp./The		3,008	52,760
Chemical Financial Corp.		100	1,991
Chimera Investment Corp. REIT		2,300	8,027
Chubb Corp.		1,100	43,868
Cincinnati Financial Corp.		500	11,175
CIT Group, Inc.		1,800	3,870
Citigroup, Inc.		27,960	83,041
City Holding Co.		100	3,036
City National Corp./CA		120	4,420
CME Group, Inc.		205	63,778
CNA Financial Corp.		140	2,166
Columbia Banking System, Inc.		100	1,023
Comerica, Inc.		6,925	146,464
Commerce Bancshares, Inc./MO		153	4,870
Community Bank System, Inc.		100	1,456
Community Trust Bancorp, Inc.		100	2,675
Corporate Office Properties Trust SBI MD REIT		200	5,866
Cousins Properties, Inc. REIT		41	349
Cullen/Frost Bankers, Inc.		200	9,224
CVB Financial Corp.		275	1,642
DCT Industrial Trust, Inc. REIT		720	2,938
Delphi Financial Group, Inc., Class A		150	2,915
Developers Diversified Realty Corp. REIT		535	2,611
DiamondRock Hospitality Co. REIT		400	2,504
Digital Realty Trust, Inc. REIT		200	7,170
Dime Community Bancshares		100	911
Discover Financial Services		1,380	14,173
Douglas Emmett, Inc. REIT		300	2,697
Duke Realty Corp. REIT		600	5,262
E*Trade Financial Corp.*		1,403	1,796
EastGroup Properties, Inc. REIT		100	3,302
Eaton Vance Corp.		320	8,560
Education Realty Trust, Inc. REIT		100	429
eHealth, Inc.*		100	1,766
Employers Holdings, Inc.		200	2,710
Endurance Specialty Holdings Ltd.		200	5,860
Enstar Group Ltd.*		36	2,119
Entertainment Properties Trust REIT		100	2,060
Equity Lifestyle Properties, Inc. REIT		100	3,718
Equity One, Inc. REIT		100	1,326
Equity Residential REIT		900	20,007
Erie Indemnity Co., Class A		100	3,576
Essex Property Trust, Inc. REIT		100	6,223
Everest Re Group Ltd.		190	13,598
Extra Space Storage, Inc. REIT		300	2,505
Ezcorp, Inc., Class A*		100	1,078
FBL Financial Group, Inc., Class A		100	826
Federal Realty Investment Trust REIT		158	8,140
Federated Investors, Inc., Class B		260	6,263
Fidelity National Financial, Inc., Class A		3,406	46,083
Fifth Third Bancorp		1,800	12,780
Financial Federal Corp.		150	3,083
First American Corp.		280	7,255
First Bancorp/Puerto Rico		200	790
First Busey Corp.		200	1,470
First Cash Financial Services, Inc.*		100	1,752
First Citizens BancShares, Inc./NC, Class A		26	3,475
First Commonwealth Financial Corp.		300	1,902
First Financial Bancorp		100	752
First Financial Bankshares, Inc.		100	5,036
First Horizon National Corp.*		549	6,582
First Merchants Corp.		100	803
First Midwest Bancorp, Inc./IL		200	1,462
First Niagara Financial Group, Inc.		400	4,568
First Potomac Realty Trust REIT		100	975
FirstMerit Corp.		342	5,807
Flagstar Bancorp, Inc.*		240	163
Flushing Financial Corp.		100	935
FNB Corp./PA		180	1,114
Forest City Enterprises, Inc., Class A		300	1,980
Forestar Group, Inc.*		153	1,818
Franklin Resources, Inc.		474	34,133
Franklin Street Properties Corp. REIT		200	2,650
Fulton Financial Corp.		745	3,881
Genworth Financial, Inc., Class A		1,332	9,311
Getty Realty Corp. REIT		100	1,887
Glacier Bancorp, Inc.		250	3,692
GLG Partners, Inc.		745	3,047
Glimcher Realty Trust REIT		100	290
Goldman Sachs Group, Inc./The		1,581	233,103
Greenhill & Co., Inc.		53	3,827
Greenlight Capital Re Ltd., Class A*		100	1,731
Guaranty Bancorp*		200	382
Hancock Holding Co.		100	3,249
Hanover Insurance Group, Inc./The		200	7,622
Harleysville National Corp.		105	493
Hartford Financial Services Group, Inc.		1,069	12,689
Hatteras Financial Corp. REIT		100	2,859
HCC Insurance Holdings, Inc.		300	7,203
HCP, Inc. REIT		891	18,880
Health Care REIT, Inc. REIT		300	10,230
Healthcare Realty Trust, Inc. REIT		200	3,366
Highwoods Properties, Inc. REIT		200	4,474
Hilltop Holdings, Inc.*		124	1,472
Home Properties, Inc. REIT		100	3,410
Horace Mann Educators Corp.		100	997
Hospitality Properties Trust REIT		400	4,756
Host Hotels & Resorts, Inc. REIT		1,889	15,849
HRPT Properties Trust REIT		940	3,816
Hudson City Bancorp, Inc.		1,700	22,593
Huntington Bancshares, Inc./OH		1,495	6,249
Iberiabank Corp.		49	1,931
Independent Bank Corp./MA		100	1,970
Inland Real Estate Corp. REIT		200	1,400
Interactive Brokers Group, Inc., Class A*		100	1,553
IntercontinentalExchange, Inc.*		216	24,676
International Bancshares Corp.		220	2,268
Invesco Ltd.		1,280	22,810
Investment Technology Group, Inc.*		200	4,078
Investors Bancorp, Inc.*		300	2,748
Investors Real Estate Trust REIT		200	1,778
IPC Holdings Ltd.		200	5,468
Janus Capital Group, Inc.		380	4,332
Jefferies Group, Inc.*		300	6,399
Jones Lang LaSalle, Inc.		145	4,746
JPMorgan Chase & Co.		18,190	620,461
KBW, Inc.*		100	2,876
Keycorp		1,380	7,231
Kilroy Realty Corp. REIT		100	2,054
Kimco Realty Corp. REIT		1,239	12,452
Kite Realty Group Trust REIT		100	292
Knight Capital Group, Inc., Class A*		400	6,820
LaBranche & Co., Inc.*		200	860
Lakeland Bancorp, Inc.		110	989
LaSalle Hotel Properties REIT		217	2,678
Lazard Ltd., Class A		200	5,384
Legg Mason, Inc.		466	11,361
Leucadia National Corp.*		520	10,967
Lexington Realty Trust REIT		316	1,074
Liberty Property Trust REIT		300	6,912
Lincoln National Corp.		838	14,422
Loews Corp.		1,038	28,441
LTC Properties, Inc. REIT		100	2,045
M&T Bank Corp.		202	10,288
Macerich Co./The REIT		350	6,163
Mack-Cali Realty Corp. REIT		200	4,560
Markel Corp.*		30	8,451
Marsh & McLennan Cos., Inc.		1,666	33,537
Marshall & Ilsley Corp.		1,015	4,872
Max Capital Group Ltd.		200	3,692
MB Financial, Inc.		100	1,019
MBIA, Inc.*		900	3,897
Medical Properties Trust, Inc. REIT		100	607
Mercury General Corp.		100	3,343
MetLife, Inc.		9,427	282,904
MF Global Ltd.*		400	2,372
MFA Financial, Inc. REIT		700	4,844
Mid-America Apartment Communities, Inc. REIT		100	3,671
Montpelier Re Holdings Ltd.		400	5,316
Moody's Corp.		640	16,864
Morgan Stanley		12,556	357,972
MSCI, Inc., Class A*		339	8,285
NASDAQ OMX Group, Inc./The*		440	9,376
National Health Investors, Inc. REIT		100	2,671
National Penn Bancshares, Inc.		234	1,079
National Retail Properties, Inc. REIT		300	5,205
National Western Life Insurance Co., Class A		13	1,518
Nationwide Health Properties, Inc. REIT		300	7,722
NBT Bancorp, Inc.		100	2,171
Nelnet, Inc., Class A*		100	1,359
New York Community Bancorp, Inc.		960	10,262
NewAlliance Bancshares, Inc.		400	4,600
Northern Trust Corp.		766	41,119
NorthStar Realty Finance Corp. REIT		217	614
Northwest Bancorp, Inc.		100	1,886
NYSE Euronext		880	23,980
Ocwen Financial Corp.*		100	1,297
Odyssey Re Holdings Corp.		100	3,998
Old National Bancorp/IN		220	2,160
Old Republic International Corp.		590	5,812
Omega Healthcare Investors, Inc. REIT		300	4,656
optionsXpress Holdings, Inc.		200	3,106
Oriental Financial Group, Inc.		100	970
Pacific Capital Bancorp NA		200	428
PacWest Bancorp		100	1,316
Park National Corp.		40	2,259
Parkway Properties, Inc. REIT		100	1,300
PartnerRe Ltd.		166	10,782
People's United Financial, Inc.		998	15,010
PHH Corp.*		220	4,000
Phoenix Cos., Inc./The*		351	586
Pico Holdings, Inc.*		100	2,870
Pinnacle Financial Partners, Inc.*		100	1,332
Piper Jaffray Cos.*		100	4,367
Platinum Underwriters Holdings Ltd.		200	5,718
Plum Creek Timber Co., Inc. REIT		500	14,890
PNC Financial Services Group, Inc.		6,980	270,894
Popular, Inc.		865	1,903
Portfolio Recovery Associates, Inc.*		100	3,873
Post Properties, Inc. REIT		200	2,688
Potlatch Corp. REIT		138	3,352
Presidential Life Corp.		100	757
Principal Financial Group, Inc.		1,005	18,934
PrivateBancorp, Inc.		100	2,224
ProAssurance Corp.*		100	4,621
Progressive Corp./The*		2,173	32,834
ProLogis REIT		1,400	11,284
Prosperity Bancshares, Inc.		100	2,983
Protective Life Corp.		320	3,661
Provident Financial Services, Inc.		200	1,820
Provident New York Bancorp		100	812
Prudential Financial, Inc.		1,340	49,875
PS Business Parks, Inc. REIT		61	2,955
Public Storage REIT		413	27,043
Raymond James Financial, Inc.		300	5,163
Rayonier, Inc. REIT		300	10,905
Realty Income Corp. REIT		400	8,768
Redwood Trust, Inc. REIT		200	2,952
Regency Centers Corp. REIT		200	6,982
Regions Financial Corp.		3,540	14,302
Reinsurance Group of America, Inc.		240	8,378
RenaissanceRe Holdings Ltd.		200	9,308
Renasant Corp.		100	1,502
Resource America, Inc., Class A		100	538
RLI Corp.		57	2,554
S&T Bancorp, Inc.		100	1,216
Safety Insurance Group, Inc.		100	3,056
Sandy Spring Bancorp, Inc.		100	1,470
Saul Centers, Inc. REIT		100	2,957
SEI Investments Co.		380	6,855
Selective Insurance Group		200	2,554
Senior Housing Properties Trust REIT		400	6,528
Signature Bank/New York NY*		100	2,712
Simmons First National Corp., Class A		100	2,672
Simon Property Group, Inc. REIT		794	40,831
SL Green Realty Corp. REIT		200	4,588
SLM Corp.*		1,272	13,063
Sovran Self Storage, Inc. REIT		100	2,460
St. Joe Co./The*		313	8,291
StanCorp Financial Group, Inc.		200	5,736
Sterling Bancorp/NY		105	877
Sterling Bancshares, Inc./TX		260	1,646
Stewart Information Services Corp.		100	1,425
Stifel Financial Corp.*		50	2,404
Sun Communities, Inc. REIT		100	1,378
SunTrust Banks, Inc.		1,160	19,082
Susquehanna Bancshares, Inc.		364	1,780
SVB Financial Group*		140	3,811
SWS Group, Inc.		150	2,096
Synovus Financial Corp.		680	2,033
T. Rowe Price Group, Inc.		800	33,336
Tanger Factory Outlet Centers REIT		100	3,243
Taubman Centers, Inc. REIT		200	5,372
TCF Financial Corp.		500	6,685
TD Ameritrade Holding Corp.*		819	14,365
Tejon Ranch Co.*		100	2,649
Texas Capital Bancshares, Inc.*		100	1,547
TFS Financial Corp.		400	4,248
Torchmark Corp.		11,300	418,552
Tower Group, Inc.		100	2,478
TowneBank/Portsmouth VA		100	1,400
Transatlantic Holdings, Inc.		100	4,333
Travelers Cos., Inc./The		1,900	77,976
Tree.com, Inc.*		23	221
TrustCo Bank Corp./NY		300	1,773
Trustmark Corp.		200	3,864
UBS AG*		21,950	268,009
UCBH Holdings, Inc.		1,460	1,840
UDR, Inc. REIT		555	5,733
UMB Financial Corp.		100	3,801
Umpqua Holdings Corp.		200	1,552
United Bankshares, Inc.		100	1,954
United Community Banks, Inc./GA*		588	3,525
United Fire & Casualty Co.		100	1,715
Unitrin, Inc.		200	2,404
Univest Corp of Pennsylvania		100	2,026
Unum Group		1,100	17,446
Urstadt Biddle Properties, Inc., Class A REIT		100	1,408
U-Store-It Trust REIT		100	490
Validus Holdings Ltd.		200	4,396
Valley National Bancorp		549	6,423
Ventas, Inc. REIT		511	15,258
Virtus Investment Partners, Inc.*		118	1,733
Vornado Realty Trust REIT		474	21,352
W.R. Berkley Corp.		400	8,588
Waddell & Reed Financial, Inc., Class A		293	7,726
Walter Investment Management Corp. REIT*		77	1,023
Washington Federal, Inc.		300	3,900
Washington Real Estate Investment Trust REIT		200	4,474
Weingarten Realty Investors REIT		371	5,383
Wells Fargo & Co.		14,920	361,959
WesBanco, Inc.		100	1,454
Wesco Financial Corp.		8	2,328
Westamerica Bancorporation		100	4,961
White Mountains Insurance Group Ltd.		36	8,241
Whitney Holding Corp./LA		280	2,565
Wilmington Trust Corp.		300	4,098
Wintrust Financial Corp.		100	1,608
World Acceptance Corp.*		100	1,991
XL Capital Ltd., Class A		1,300	14,898
Zenith National Insurance Corp.		150	3,261
Zions Bancorporation		500	5,780
			6,761,316
Health Care — 3.6%
Abaxis, Inc.*		100	2,054
Abbott Laboratories		4,800	225,792
ABIOMED, Inc.*		100	882
Abraxis Bioscience, Inc.*		25	921
Acorda Therapeutics, Inc.*		164	4,623
Aetna, Inc.		5,900	147,795
Albany Molecular Research, Inc.*		100	839
Alexion Pharmaceuticals, Inc.*		300	12,336
Align Technology, Inc.*		200	2,120
Alkermes, Inc.*		300	3,246
Allergan, Inc.		957	45,534
Allos Therapeutics, Inc.*		300	2,487
Allscripts-Misys Healthcare Solutions, Inc.		237	3,759
Alnylam Pharmaceuticals, Inc.*		100	2,227
AMAG Pharmaceuticals, Inc.*		100	5,467
Amedisys, Inc.*		134	4,425
American Medical Systems Holdings, Inc.*		200	3,160
AMERIGROUP Corp.*		200	5,370
AmerisourceBergen Corp.		11,250	199,575
Amgen, Inc.*		3,182	168,455
AMN Healthcare Services, Inc.*		100	638
Amsurg Corp.*		100	2,144
Amylin Pharmaceuticals, Inc.*		400	5,400
Arena Pharmaceuticals, Inc.*		260	1,297
Ariad Pharmaceuticals, Inc.*		200	318
Array Biopharma, Inc.*		200	628
athenahealth, Inc.*		100	3,701
Auxilium Pharmaceuticals, Inc.*		100	3,138
Baxter International, Inc.		1,900	100,624
Beckman Coulter, Inc.		200	11,428
Becton Dickinson and Co.		747	53,269
Biogen Idec, Inc.*		916	41,357
BioMarin Pharmaceutical, Inc.*		400	6,244
Bio-Rad Laboratories, Inc., Class A*		58	4,378
Boston Scientific Corp.*		4,783	48,500
Bristol-Myers Squibb Co.		6,233	126,592
C.R. Bard, Inc.		300	22,335
Cambrex Corp.*		100	412
Cardinal Health, Inc.		11,250	343,687
Catalyst Health Solutions, Inc.*		100	2,494
Celera Corp.*		300	2,289
Celgene Corp.*		1,438	68,794
Centene Corp.*		200	3,996
Cephalon, Inc.*		200	11,330
Cepheid, Inc.*		200	1,884
Cerner Corp.*		200	12,458
Charles River Laboratories International, Inc.*		200	6,750
Chemed Corp.		100	3,948
CIGNA Corp.		955	23,006
Community Health Systems, Inc.*		400	10,100
Conceptus, Inc.*		100	1,690
Conmed Corp.*		100	1,552
Cooper Cos., Inc./The		200	4,946
Cougar Biotechnology, Inc.*		100	4,296
Covance, Inc.*		213	10,480
Coventry Health Care, Inc.*		600	11,226
Cross Country Healthcare, Inc.*		100	687
Cubist Pharmaceuticals, Inc.*		200	3,666
Cyberonics, Inc.*		100	1,663
Cypress Bioscience, Inc.*		100	942
DaVita, Inc.*		300	14,838
Dendreon Corp.*		400	9,940
DENTSLPY International, Inc.		486	14,833
Dionex Corp.*		100	6,103
Eclipsys Corp.*		200	3,556
Edwards Lifesciences Corp.*		200	13,606
Eli Lilly & Co.		3,192	110,571
Endo Pharmaceuticals Holdings, Inc.*		300	5,376
Enzo Biochem, Inc.*		100	443
Enzon Pharmaceuticals, Inc.*		200	1,574
eResearchTechnology, Inc.*		200	1,242
ev3, Inc.*		300	3,216
Exelixis, Inc.*		300	1,461
Express Scripts, Inc.*		785	53,969
Facet Biotech Corp.*		80	743
Forest Laboratories, Inc.*		940	23,603
Gen-Probe, Inc.*		200	8,596
Gentiva Health Services, Inc.*		100	1,646
Genzyme Corp.*		856	47,654
Geron Corp.*		200	1,534
Gilead Sciences, Inc.*		2,800	131,152
Greatbatch, Inc.*		100	2,261
Haemonetics Corp.*		100	5,700
Hanger Orthopedic Group, Inc.*		200	2,718
Health Management Associates, Inc., Class A*		749	3,700
Health Net, Inc.*		400	6,220
Healthsouth Corp.*		400	5,776
Healthspring, Inc.*		200	2,172
Healthways, Inc.*		100	1,345
Henry Schein, Inc.*		300	14,385
Hill-Rom Holdings, Inc.		300	4,866
HLTH Corp.*		409	5,358
HMS Holdings Corp.*		100	4,072
Hologic, Inc.*		716	10,189
Hospira, Inc.*		500	19,260
Humana, Inc.*		500	16,130
Idexx Laboratories, Inc.*		200	9,240
I-Flow Corp.*		100	694
Illumina, Inc.*		400	15,576
Immucor, Inc.*		200	2,752
IMS Health, Inc.		700	8,890
Incyte Corp. Ltd.*		300	987
Integra LifeSciences Holdings Corp.*		100	2,651
InterMune, Inc.*		100	1,520
Intuitive Surgical, Inc.*		118	19,312
Invacare Corp.		100	1,765
inVentiv Health, Inc.*		100	1,353
Inverness Medical Innovations, Inc.*		220	7,828
Isis Pharmaceuticals, Inc.*		400	6,600
Johnson & Johnson		12,541	712,329
Kindred Healthcare, Inc.*		100	1,237
Kinetic Concepts, Inc.*		200	5,450
King Pharmaceuticals, Inc.*		1,000	9,630
KV Pharmaceutical Co., Class A*		100	321
Laboratory Corp. of America Holdings*		342	23,184
Landauer, Inc.		54	3,312
Life Technologies Corp.*		509	21,235
LifePoint Hospitals, Inc.*		200	5,250
Lincare Holdings, Inc.*		300	7,056
Luminex Corp.*		100	1,854
Magellan Health Services, Inc.*		100	3,282
MannKind Corp.*		100	831
Martek Biosciences Corp.*		100	2,115
Masimo Corp.*		200	4,822
McKesson Corp.		873	38,412
Medarex, Inc.*		400	3,340
MedAssets, Inc.*		157	3,054
Medco Health Solutions, Inc.*		1,524	69,510
Medicines Co./The*		200	1,678
Medicis Pharmaceutical Corp., Class A		200	3,264
Medivation, Inc.*		100	2,241
Mednax, Inc.*		200	8,426
Medtronic, Inc.		3,523	122,917
Merck & Co., Inc.		6,600	184,536
Meridian Bioscience, Inc.		150	3,387
Merit Medical Systems, Inc.*		100	1,630
Mettler-Toledo International, Inc.*		106	8,178
Millipore Corp.*		200	14,042
Mylan, Inc.*		880	11,484
Myriad Genetics, Inc.*		274	9,768
Myriad Pharmaceuticals, Inc.*		69	319
Nabi Biopharmaceuticals*		200	484
Natus Medical, Inc.*		100	1,154
Nektar Therapeutics*		300	1,944
Noven Pharmaceuticals, Inc.*		100	1,430
NuVasive, Inc.*		100	4,460
Odyssey HealthCare, Inc.*		100	1,028
Omnicare, Inc.		395	10,175
Omnicell, Inc.*		200	2,150
Onyx Pharmaceuticals, Inc.*		200	5,652
OraSure Technologies, Inc.*		200	494
Orthofix International NV*		100	2,501
OSI Pharmaceuticals, Inc.*		212	5,985
Owens & Minor, Inc.		100	4,382
Palomar Medical Technologies, Inc.*		100	1,466
Par Pharmaceutical Cos., Inc.*		100	1,515
Parexel International Corp.*		200	2,876
Patterson Cos., Inc.*		287	6,228
PDL BioPharma, Inc.		500	3,950
PerkinElmer, Inc.		400	6,960
Perrigo Co.		300	8,334
Pfizer, Inc.		21,174	317,610
Pharmaceutical Product Development, Inc.		400	9,288
PharMerica Corp.*		102	2,002
Phase Forward, Inc.*		100	1,511
Progenics Pharmaceuticals, Inc.*		100	515
Providence Service Corp./The*		40	438
PSS World Medical, Inc.*		200	3,702
Psychiatric Solutions, Inc.*		200	4,548
Quality Systems, Inc.		100	5,696
Quest Diagnostics, Inc.		500	28,215
Quidel Corp.*		200	2,912
Regeneron Pharmaceuticals, Inc.*		200	3,584
RehabCare Group, Inc.*		100	2,393
Res-Care, Inc.*		100	1,430
ResMed, Inc.*		200	8,146
Rigel Pharmaceuticals, Inc.*		100	1,212
Salix Pharmaceuticals Ltd.*		100	987
Savient Pharmaceuticals, Inc.*		300	4,158
Schering-Plough Corp.		9,275	232,988
Seattle Genetics, Inc.*		100	972
Sepracor, Inc.*		400	6,928
Sequenom, Inc.*		200	782
SonoSite, Inc.*		100	2,006
St. Jude Medical, Inc.*		1,100	45,210
STERIS Corp.		200	5,216
Stryker Corp.		1,075	42,720
Sun Healthcare Group, Inc.*		200	1,688
SurModics, Inc.*		100	2,263
Symmetry Medical, Inc.*		100	932
Techne Corp.		100	6,381
Teleflex, Inc.		100	4,483
Tenet Healthcare Corp.*		1,474	4,157
Theravance, Inc.*		200	2,928
Thermo Fisher Scientific, Inc.*		1,300	53,001
Thoratec Corp.*		200	5,356
United Therapeutics Corp.*		100	8,333
UnitedHealth Group, Inc.		3,726	93,075
Universal American Corp.*		100	872
Universal Health Services, Inc., Class B		156	7,621
Valeant Pharmaceuticals International*		300	7,716
Varian Medical Systems, Inc.*		400	14,056
Varian, Inc.*		100	3,943
VCA Antech, Inc.*		300	8,010
Vertex Pharmaceuticals, Inc.*		500	17,820
Viropharma, Inc.*		200	1,186
Vital Images, Inc.*		100	1,135
Vivus, Inc.*		300	1,824
Volcano Corp.*		200	2,796
Warner Chilcott Ltd., Class A*		300	3,945
Waters Corp.*		300	15,441
Watson Pharmaceuticals, Inc.*		300	10,107
WellCare Health Plans, Inc.*		200	3,698
WellPoint, Inc.*		6,047	307,732
West Pharmaceutical Services, Inc.		100	3,485
Wright Medical Group, Inc.*		100	1,626
Wyeth		4,190	190,184
XenoPort, Inc.*		100	2,317
Zimmer Holdings, Inc.*		3,027	128,950
Zymogenetics, Inc.*		100	460
			5,458,282
Industrials — 2.9%
3M Co.		2,153	129,395
A.O. Smith Corp.		100	3,257
AAR Corp.*		100	1,605
ABM Industries, Inc.		100	1,807
ACCO Brands Corp.*		359	1,012
Actuant Corp., Class A		200	2,440
Acuity Brands, Inc.		200	5,610
Administaff, Inc.		100	2,327
Advisory Board Co./The*		100	2,570
Aecom Technology Corp.*		300	9,600
AGCO Corp.*		311	9,041
Airtran Holdings, Inc.*		300	1,857
Alaska Air Group, Inc.*		200	3,652
Albany International Corp., Class A		100	1,138
Alexander & Baldwin, Inc.		200	4,688
Allegiant Travel Co.*		42	1,665
Alliant Techsystems, Inc.*		101	8,318
American Ecology Corp.		100	1,792
American Science & Engineering, Inc.		37	2,557
American Superconductor Corp.*		200	5,250
Ameron International Corp.		56	3,754
AMETEK, Inc.		350	12,103
AMR Corp.*		580	2,332
Apogee Enterprises, Inc.		100	1,230
Applied Industrial Technologies, Inc.		150	2,955
Arkansas Best Corp.		100	2,635
Armstrong World Industries, Inc.*		100	1,649
Astec Industries, Inc.*		100	2,969
ATC Technology Corp.*		100	1,450
Avery Dennison Corp.		380	9,758
Badger Meter, Inc.		100	4,100
Baldor Electric Co.		200	4,758
Barnes Group, Inc.		200	2,378
BE Aerospace, Inc.*		400	5,744
Beacon Roofing Supply, Inc.*		150	2,169
Belden, Inc.		200	3,340
Blount International, Inc.*		100	861
Boeing Co.		9,837	418,073
Bowne & Co., Inc.		84	547
Brady Corp., Class A		200	5,024
Briggs & Stratton Corp.		200	2,668
Brink's Co./The		100	2,903
Bucyrus International, Inc.		300	8,568
Burlington Northern Santa Fe Corp.		862	63,391
C.H. Robinson Worldwide, Inc.		500	26,075
Carlisle Cos., Inc.		200	4,808
Cascade Corp.		100	1,573
Caterpillar, Inc.		1,846	60,992
CBIZ, Inc.*		200	1,424
Celadon Group, Inc.*		100	839
Cenveo, Inc.*		200	846
Ceradyne, Inc.*		100	1,766
Cintas Corp.		360	8,222
CIRCOR International, Inc.		100	2,361
CLARCOR, Inc.		200	5,838
Clean Harbors, Inc.*		60	3,239
Comfort Systems USA, Inc.		100	1,025
Continental Airlines, Inc., Class B*		400	3,544
Con-way, Inc.		200	7,062
Cooper Industries Ltd., Class A		500	15,525
Copa Holdings SA, Class A		100	4,082
Copart, Inc.*		200	6,934
Corporate Executive Board Co./The		100	2,076
Corrections Corp. of America*		300	5,097
CoStar Group, Inc.*		100	3,987
Covanta Holding Corp.*		314	5,325
CRA International, Inc.*		100	2,776
Crane Co.		160	3,570
CSX Corp.		1,200	41,556
Cubic Corp.		100	3,579
Cummins, Inc.		600	21,126
Curtiss-Wright Corp.		200	5,946
Danaher Corp.		800	49,392
Deere & Co.		1,276	50,976
Delta Air Lines, Inc.*		2,517	14,573
Deluxe Corp.		240	3,074
Donaldson Co., Inc.		300	10,392
Dover Corp.		600	19,854
Dun & Bradstreet Corp.		171	13,887
Dycom Industries, Inc.*		160	1,771
Eaton Corp.		500	22,305
EMCOR Group, Inc.*		280	5,634
Emerson Electric Co.		2,400	77,760
Encore Wire Corp.		100	2,135
Energy Conversion Devices, Inc.*		200	2,830
EnergySolutions, Inc.		307	2,824
EnerSys*		200	3,638
Ennis, Inc.		100	1,246
EnPro Industries, Inc.*		100	1,801
Equifax, Inc.		455	11,876
ESCO Technologies, Inc.*		100	4,480
Esterline Technologies Corp.*		100	2,707
Expeditors International of Washington, Inc.		700	23,338
Exponent, Inc.*		100	2,451
Fastenal Co.		400	13,268
Federal Signal Corp.		200	1,530
FedEx Corp.		949	52,783
First Solar, Inc.*		164	26,588
Flowserve Corp.		177	12,356
Fluor Corp.		575	29,492
Force Protection, Inc.*		300	2,652
Forward Air Corp.		100	2,132
Franklin Electric Co., Inc.		100	2,592
FTI Consulting, Inc.*		154	7,811
FuelCell Energy, Inc.*		200	836
G&K Services, Inc., Class A		100	2,115
Gardner Denver, Inc.*		200	5,034
GATX Corp.		200	5,144
General Cable Corp.*		200	7,516
General Dynamics Corp.		1,093	60,541
General Electric Co.		33,215	389,280
Genesee & Wyoming, Inc., Class A*		150	3,977
Geo Group, Inc./The*		100	1,858
GeoEye, Inc.*		100	2,356
Gibraltar Industries, Inc.		100	687
Goodrich Corp.		400	19,988
Graco, Inc.		100	2,202
GrafTech International Ltd.*		280	3,167
Granite Construction, Inc.		100	3,328
Griffon Corp.*		163	1,356
Harsco Corp.		300	8,490
Healthcare Services Group, Inc.		150	2,682
Heartland Express, Inc.		266	3,916
HEICO Corp.		100	3,626
Heidrick & Struggles International, Inc.		100	1,825
Herman Miller, Inc.		200	3,068
Hertz Global Holdings, Inc.*		671	5,361
Hexcel Corp.*		300	2,859
HNI Corp.		200	3,612
Honeywell International, Inc.		2,300	72,220
HUB Group, Inc., Class A*		200	4,128
Hubbell, Inc., Class B		200	6,412
Huron Consulting Group, Inc.*		100	4,623
IDEX Corp.		300	7,371
IHS, Inc., Class A*		163	8,129
II-VI, Inc.*		100	2,217
Illinois Tool Works, Inc.		1,400	52,276
Insituform Technologies, Inc., Class A*		100	1,697
Interface, Inc., Class A		200	1,240
Interline Brands, Inc.*		100	1,368
Iron Mountain, Inc.*		500	14,375
ITT Corp.		600	26,700
J.B. Hunt Transport Services, Inc.		293	8,945
Jacobs Engineering Group, Inc.*		400	16,836
JetBlue Airways Corp.*		550	2,349
John Bean Technologies Corp.		108	1,352
Joy Global, Inc.		337	12,038
Kadant, Inc.*		100	1,129
Kaman Corp.		100	1,670
Kansas City Southern*		400	6,444
Kaydon Corp.		100	3,256
KBR, Inc.		535	9,865
Kelly Services, Inc., Class A		100	1,095
Kennametal, Inc.		200	3,836
Kforce, Inc.*		100	827
Kimball International, Inc., Class B		100	624
Kirby Corp.*		200	6,358
Knight Transportation, Inc.		150	2,483
Knoll, Inc.		100	758
Korn/Ferry International*		100	1,064
L-3 Communications Holdings, Inc.		4,175	289,662
Landstar System, Inc.		200	7,182
Lennox International, Inc.		200	6,422
Lincoln Electric Holdings, Inc.		100	3,604
Lockheed Martin Corp.		1,000	80,650
LSI Industries, Inc.		100	545
Manitowoc Co., Inc./The		232	1,220
Manpower, Inc.		251	10,627
Masco Corp.		1,000	9,580
MasTec, Inc.*		100	1,172
McDermott International, Inc.*		745	15,131
Mcgrath Rentcorp		100	1,906
Middleby Corp.*		70	3,074
Mine Safety Appliances Co.		100	2,410
Mobile Mini, Inc.*		200	2,934
Monster Worldwide, Inc.*		500	5,905
Moog, Inc., Class A*		200	5,162
MPS Group, Inc.*		300	2,292
MSC Industrial Direct Co., Class A		100	3,548
Mueller Industries, Inc.		100	2,080
Mueller Water Products, Inc., Class A		500	1,870
Navigant Consulting, Inc.*		200	2,584
Navistar International Corp.*		210	9,156
NCI Building Systems, Inc.*		100	264
Nordson Corp.		100	3,866
Norfolk Southern Corp.		1,100	41,437
Northrop Grumman Corp.		9,995	456,572
Old Dominion Freight Line, Inc.*		150	5,036
Orbital Sciences Corp.*		200	3,034
Oshkosh Corp.		300	4,362
Otter Tail Corp.		100	2,184
Owens Corning*		400	5,112
PACCAR, Inc.		1,124	36,541
Pacer International, Inc.		100	223
Pall Corp.		300	7,968
Parker Hannifin Corp.		500	21,480
Pentair, Inc.		300	7,686
Pitney Bowes, Inc.		634	13,904
Power-One, Inc.*		300	447
Precision Castparts Corp.		448	32,717
Quanex Building Products Corp.		150	1,683
Quanta Services, Inc.*		602	13,924
R.R. Donnelley & Sons Co.		500	5,810
Raven Industries, Inc.		100	2,560
Raytheon Co.		1,300	57,759
RBC Bearings, Inc.*		100	2,045
Regal-Beloit Corp.		100	3,972
Republic Airways Holdings, Inc.*		100	653
Republic Services, Inc.		1,034	25,240
Resources Connection, Inc.*		200	3,434
Robert Half International, Inc.		400	9,448
Rockwell Automation, Inc.		400	12,848
Rockwell Collins, Inc.		500	20,865
Rollins, Inc.		150	2,597
Roper Industries, Inc.		300	13,593
RSC Holdings, Inc.*		200	1,344
Rush Enterprises, Inc., Class A*		150	1,748
Ryder System, Inc.		200	5,584
Seaboard Corp.		2	2,244
Shaw Group, Inc./The*		220	6,030
Simpson Manufacturing Co., Inc.		100	2,162
Skywest, Inc.		200	2,040
Southwest Airlines Co.		2,400	16,152
Spherion Corp.*		200	824
Spirit Aerosystems Holdings, Inc., Class A*		400	5,496
SPX Corp.		180	8,815
Steelcase, Inc., Class A		200	1,164
Stericycle, Inc.*		300	15,459
SunPower Corp., Class A*		324	8,631
SYKES Enterprises, Inc.*		100	1,809
Taser International, Inc.*		200	912
Team, Inc.*		100	1,567
Tecumseh Products Co., Class A*		100	971
Teledyne Technologies, Inc.*		100	3,275
Terex Corp.*		400	4,828
Tetra Tech, Inc.*		200	5,730
Textron, Inc.		720	6,955
Thomas & Betts Corp.*		140	4,040
Timken Co.		200	3,416
Titan International, Inc.		125	934
Toro Co.		100	2,990
TransDigm Group, Inc.*		100	3,620
Tredegar Corp.		100	1,332
Trinity Industries, Inc.		220	2,996
Triumph Group, Inc.		51	2,040
TrueBlue, Inc.*		200	1,680
Tutor Perini Corp.*		200	3,472
Tyco Electronics Ltd.*		12,650	235,164
UAL Corp.*		220	702
Union Pacific Corp.		1,632	84,962
United Parcel Service, Inc., Class B		2,178	108,878
United Stationers, Inc.*		100	3,488
United Technologies Corp.		2,631	136,707
Universal Forest Products, Inc.		100	3,309
URS Corp.*		260	12,875
US Airways Group, Inc.*		500	1,215
USG Corp.*		300	3,021
UTi Worldwide, Inc.*		400	4,560
Valmont Industries, Inc.		58	4,181
Viad Corp.		100	1,722
Vicor Corp.		100	722
W.W. Grainger, Inc.		235	19,242
Wabtec Corp.		200	6,434
Waste Connections, Inc.*		300	7,773
Waste Management, Inc.		1,500	42,240
Watsco, Inc.		100	4,893
Watson Wyatt Worldwide, Inc., Class A		100	3,753
Watts Water Technologies, Inc., Class A		100	2,154
Werner Enterprises, Inc.		200	3,624
WESCO International, Inc.*		200	5,008
Woodward Governor Co.		200	3,960
			4,443,617
Information Technology — 4.9%
3Com Corp.*		1,600	7,536
Accenture Ltd., Class A		1,939	64,879
ACI Worldwide, Inc.*		100	1,396
Actel Corp.*		100	1,073
Activision Blizzard, Inc.*		2,000	25,260
Acxiom Corp.		200	1,766
Adaptec, Inc.*		400	1,060
ADC Telecommunications, Inc.*		382	3,041
Adobe Systems, Inc.*		1,616	45,733
Adtran, Inc.		200	4,294
Advanced Energy Industries, Inc.*		100	899
Advanced Micro Devices, Inc.*		2,400	9,288
Advent Software, Inc.*		100	3,279
Affiliated Computer Services, Inc., Class A*		300	13,326
Agilent Technologies, Inc.*		1,231	25,002
Agilysys, Inc.		80	374
Akamai Technologies, Inc.*		500	9,590
Alcatel-Lucent ADR*		125,700	311,736
Alliance Data Systems Corp.*		200	8,238
Altera Corp.		1,000	16,280
Amdocs Ltd.*		600	12,870
Amphenol Corp., Class A		600	18,984
Analog Devices, Inc.		965	23,913
Anixter International, Inc.*		100	3,759
ANSYS, Inc.*		300	9,348
Apple, Inc.*		2,798	398,519
Applied Materials, Inc.		4,120	45,196
Applied Micro Circuits Corp.*		250	2,033
Ariba, Inc.*		160	1,574
Arris Group, Inc.*		393	4,779
Arrow Electronics, Inc.*		300	6,372
Aruba Networks, Inc.*		260	2,272
AsiaInfo Holdings, Inc.*		100	1,721
Atheros Communications, Inc.*		200	3,848
Atmel Corp.*		1,300	4,849
ATMI, Inc.*		100	1,553
Autodesk, Inc.*		744	14,121
Automatic Data Processing, Inc.		1,590	56,350
Avnet, Inc.*		400	8,412
Avocent Corp.*		200	2,792
AVX Corp.		200	1,986
Benchmark Electronics, Inc.*		250	3,600
Black Box Corp.		100	3,347
Blackbaud, Inc.		100	1,555
Blackboard, Inc.*		100	2,886
Blue Coat Systems, Inc.*		161	2,663
BMC Software, Inc.*		600	20,274
Brightpoint, Inc.*		270	1,693
Broadcom Corp., Class A*		1,560	38,672
Broadridge Financial Solutions, Inc.		350	5,803
Brocade Communications Systems, Inc.*		1,600	12,512
Brooks Automation, Inc.*		311	1,393
CA, Inc.		20,091	350,186
Cabot Microelectronics Corp.*		100	2,829
CACI International, Inc., Class A*		100	4,271
Cadence Design Systems, Inc.*		1,000	5,900
Checkpoint Systems, Inc.*		100	1,569
Ciber, Inc.*		200	620
Ciena Corp.*		371	3,840
Cirrus Logic, Inc.*		300	1,350
Cisco Systems, Inc.*		18,200	339,248
Citrix Systems, Inc.*		586	18,688
Cogent, Inc.*		100	1,073
Cognex Corp.		200	2,826
Cognizant Technology Solutions Corp., Class A*		939	25,071
Coherent, Inc.*		100	2,068
Cohu, Inc.		100	898
CommScope, Inc.*		300	7,878
CommVault Systems, Inc.*		200	3,316
Computer Sciences Corp.*		500	22,150
Compuware Corp.*		700	4,802
Comtech Telecommunications Corp.*		100	3,188
Concur Technologies, Inc.*		200	6,216
Convergys Corp.*		500	4,640
Corning, Inc.		4,820	77,409
Cree, Inc.*		300	8,817
CSG Systems International, Inc.*		200	2,648
CTS Corp.		100	655
Cybersource Corp.*		300	4,590
Cymer, Inc.*		100	2,973
Cypress Semiconductor Corp.*		620	5,704
Daktronics, Inc.		200	1,540
Data Domain, Inc.*		100	3,335
DealerTrack Holdings, Inc.*		100	1,700
Dell, Inc.*		26,630	365,630
Deltek, Inc.*		29	126
Diebold, Inc.		200	5,272
Digital River, Inc.*		100	3,632
Dolby Laboratories, Inc., Class A*		200	7,456
DSP Group, Inc.*		100	676
DST Systems, Inc.*		100	3,695
DTS, Inc.*		100	2,707
Earthlink, Inc.*		400	2,964
eBay, Inc.*		3,537	60,589
Echelon Corp.*		100	848
EchoStar Corp., Class A*		160	2,550
Electro Scientific Industries, Inc.*		100	1,118
Electronic Arts, Inc.*		1,041	22,611
Electronics for Imaging, Inc.*		200	2,132
EMC Corp.*		6,300	82,530
Emulex Corp.*		300	2,934
Epicor Software Corp.*		200	1,060
EPIQ Systems, Inc.*		100	1,535
Equinix, Inc.*		100	7,274
Euronet Worldwide, Inc.*		200	3,878
Exar Corp.*		100	719
Extreme Networks*		219	438
F5 Networks, Inc.*		200	6,918
Factset Research Systems, Inc.		100	4,987
Fair Isaac Corp.		200	3,092
Fairchild Semiconductor International, Inc.*		460	3,215
FEI Co.*		100	2,290
Fidelity National Information Services, Inc.		522	10,419
Fiserv, Inc.*		500	22,850
FLIR Systems, Inc.*		432	9,746
Formfactor, Inc.*		200	3,448
Gartner, Inc.*		200	3,052
Genpact Ltd.*		200	2,350
Global Cash Access Holdings, Inc.*		100	796
Global Payments, Inc.		300	11,238
Google, Inc., Class A*		751	316,614
GSI Commerce, Inc.*		100	1,425
Harmonic, Inc.*		300	1,767
Harris Corp.		420	11,911
Harris Stratex Networks, Inc., Class A*		104	674
Heartland Payment Systems, Inc.		100	957
Hewitt Associates, Inc., Class A*		300	8,934
Hewlett-Packard Co.		7,505	290,068
Hittite Microwave Corp.*		100	3,475
IAC/InterActiveCorp*		370	5,939
Infinera Corp.*		400	3,652
infoGROUP, Inc.*		100	571
Informatica Corp.*		300	5,157
Infospace, Inc.*		100	663
Ingram Micro, Inc., Class A*		500	8,750
Insight Enterprises, Inc.*		200	1,932
Integrated Device Technology, Inc.*		720	4,349
Intel Corp.		17,556	290,552
InterDigital, Inc.*		200	4,888
Intermec, Inc.*		200	2,580
International Business Machines Corp.		4,144	432,716
International Rectifier Corp.*		300	4,443
Internet Capital Group, Inc.*		100	673
Intersil Corp., Class A		460	5,782
Intevac, Inc.*		100	871
Intuit, Inc.*		1,000	28,160
Itron, Inc.*		104	5,727
Ixia*		100	674
j2 Global Communications, Inc.*		200	4,512
Jabil Circuit, Inc.		800	5,936
Jack Henry & Associates, Inc.		300	6,225
JDA Software Group, Inc.*		100	1,496
JDS Uniphase Corp.*		812	4,645
Juniper Networks, Inc.*		1,600	37,760
Kla-Tencor Corp.		556	14,039
Knot, Inc./The*		100	788
Kulicke & Soffa Industries, Inc.*		200	686
L-1 Identity Solutions, Inc.*		61	472
Lam Research Corp.*		5,610	145,860
Lattice Semiconductor Corp.*		400	752
Lawson Software, Inc.*		200	1,116
Lender Processing Services, Inc.		361	10,025
Lexmark International, Inc., Class A*		300	4,755
Linear Technology Corp.		700	16,345
Littelfuse, Inc.*		100	1,996
LSI Corp.*		1,896	8,646
Macrovision Solutions Corp.*		287	6,259
Manhattan Associates, Inc.*		100	1,822
Mantech International Corp., Class A*		100	4,304
Marchex, Inc., Class B		100	337
Marvell Technology Group Ltd.*		1,580	18,391
Mastercard, Inc., Class A		270	45,174
Maxim Integrated Products, Inc.		993	15,580
MAXIMUS, Inc.		100	4,125
McAfee, Inc.*		500	21,095
MEMC Electronic Materials, Inc.*		600	10,686
Mentor Graphics Corp.*		300	1,641
MercadoLibre, Inc.*		100	2,688
Mercury Computer Systems, Inc.*		100	925
Metavante Technologies, Inc.*		311	8,042
Methode Electronics, Inc.		100	702
Micrel, Inc.		200	1,464
Microchip Technology, Inc.		600	13,530
Micron Technology, Inc.*		2,766	13,996
Micros Systems, Inc.*		200	5,064
Microsemi Corp.*		300	4,140
Microsoft Corp.		35,622	846,735
MicroStrategy, Inc., Class A*		48	2,411
Microtune, Inc.*		200	468
MKS Instruments, Inc.*		200	2,638
ModusLink Global Solutions, Inc.*		160	1,098
Molex, Inc.		500	7,775
Monolithic Power Systems, Inc.*		100	2,241
Motorola, Inc.		60,504	401,142
Move, Inc.*		500	1,080
MTS Systems Corp.		100	2,065
National Instruments Corp.		200	4,512
National Semiconductor Corp.		600	7,530
NCR Corp.*		400	4,732
Net 1 UEPS Technologies, Inc.*		200	2,718
NetApp, Inc.*		1,000	19,720
Netgear, Inc.*		100	1,441
Netlogic Microsystems, Inc.*		100	3,646
Netscout Systems, Inc.*		100	938
NeuStar, Inc., Class A*		300	6,648
Newport Corp.*		100	579
Novatel Wireless, Inc.*		100	902
Novell, Inc.*		1,400	6,342
Novellus Systems, Inc.*		400	6,680
Nuance Communications, Inc.*		740	8,947
Nvidia Corp.*		1,830	20,661
Omniture, Inc.*		200	2,512
Omnivision Technologies, Inc.*		200	2,078
ON Semiconductor Corp.*		1,170	8,026
Oracle Corp.		11,940	255,755
Palm, Inc.*		400	6,628
Parametric Technology Corp.*		360	4,208
Park Electrochemical Corp.		100	2,153
Paychex, Inc.		1,000	25,200
Perot Systems Corp., Class A*		300	4,299
Plantronics, Inc.		200	3,782
Plexus Corp.*		200	4,092
PMC - Sierra, Inc.*		900	7,164
Polycom, Inc.*		300	6,081
Power Integrations, Inc.		100	2,379
Progress Software Corp.*		100	2,117
QLogic Corp.*		300	3,804
QUALCOMM, Inc.		5,197	234,904
Quantum Corp.*		800	664
Quest Software, Inc.*		200	2,788
Rackspace Hosting, Inc.*		254	3,520
Radisys Corp.*		100	901
Rambus, Inc.*		360	5,576
RealNetworks, Inc.*		400	1,196
Red Hat, Inc.*		500	10,065
RF Micro Devices, Inc.*		1,057	3,974
Riverbed Technology, Inc.*		140	3,247
Rofin-Sinar Technologies, Inc.*		200	4,002
Rogers Corp.*		100	2,023
S1 Corp.*		225	1,553
SAIC, Inc.*		644	11,946
Salesforce.com, Inc.*		340	12,978
SanDisk Corp.*		600	8,814
Sapient Corp.*		300	1,887
Scansource, Inc.*		106	2,599
Seagate Technology		1,602	16,757
Semtech Corp.*		200	3,182
Sigma Designs, Inc.*		100	1,604
Silicon Image, Inc.*		300	690
Silicon Laboratories, Inc.*		200	7,588
Silicon Storage Technology, Inc.*		300	561
Skyworks Solutions, Inc.*		500	4,890
Sohu.com, Inc.*		100	6,283
Solera Holdings, Inc.*		200	5,080
SonicWALL, Inc.*		200	1,096
Sonus Networks, Inc.*		820	1,320
SPSS, Inc.*		100	3,337
SRA International, Inc., Class A*		220	3,863
Standard Microsystems Corp.*		100	2,045
Starent Networks Corp.*		100	2,441
Sun Microsystems, Inc.*		2,200	20,284
Sybase, Inc.*		276	8,650
Sycamore Networks, Inc.*		600	1,878
Symantec Corp.*		2,573	40,036
Symmetricom, Inc.*		200	1,154
Symyx Technologies*		100	585
Synaptics, Inc.*		150	5,798
Synopsys, Inc.*		400	7,804
Take-Two Interactive Software, Inc.*		300	2,841
Tech Data Corp.*		200	6,542
Tekelec*		200	3,366
TeleTech Holdings, Inc.*		100	1,515
Tellabs, Inc.*		1,560	8,939
Teradata Corp.*		500	11,715
Teradyne, Inc.*		500	3,430
Tessera Technologies, Inc.*		200	5,058
Texas Instruments, Inc.		3,980	84,774
TIBCO Software, Inc.*		700	5,019
TiVo, Inc.*		400	4,192
TNS, Inc.*		100	1,875
Total System Services, Inc.		400	5,356
Trimble Navigation Ltd.*		300	5,889
TriQuint Semiconductor, Inc.*		500	2,655
TTM Technologies, Inc.*		200	1,592
Tyler Technologies, Inc.*		100	1,562
Ultimate Software Group, Inc.*		100	2,424
Ultratech, Inc.*		100	1,231
United Online, Inc.		200	1,302
Universal Display Corp.*		100	978
Utstarcom, Inc.*		300	489
Valueclick, Inc.*		300	3,156
Varian Semiconductor Equipment Associates, Inc.*		175	4,198
VASCO Data Security International, Inc.*		100	731
Veeco Instruments, Inc.*		100	1,159
VeriSign, Inc.*		600	11,088
Viasat, Inc.*		100	2,564
Vignette Corp.*		100	1,315
Visa, Inc., Class A		1,417	88,222
Vishay Intertechnology, Inc.*		800	5,432
VistaPrint Ltd.*		200	8,530
VMware, Inc., Class A*		100	2,727
Websense, Inc.*		200	3,568
Western Digital Corp.*		722	19,133
Western Union Co./The		2,200	36,080
Wind River Systems, Inc.*		200	2,292
Wright Express Corp.*		100	2,547
Xerox Corp.		2,600	16,848
Xilinx, Inc.		900	18,414
Yahoo! Inc.*		3,758	58,850
Zebra Technologies Corp., Class A*		213	5,040
Zoran Corp.*		200	2,180
			7,372,703
Materials — 0.8%
A. Schulman, Inc.		70	1,058
Air Products & Chemicals, Inc.		644	41,596
Airgas, Inc.		300	12,159
AK Steel Holding Corp.		260	4,989
Albemarle Corp.		310	7,927
Alcoa, Inc.		3,035	31,352
Allegheny Technologies, Inc.		300	10,479
AMCOL International Corp.		100	2,158
Aptargroup, Inc.		200	6,754
Arch Chemicals, Inc.		100	2,459
Ashland, Inc.		300	8,415
Balchem Corp.		100	2,452
Ball Corp.		300	13,548
Bemis Co., Inc.		300	7,560
Brush Engineered Materials, Inc.*		100	1,675
Cabot Corp.		300	3,774
Calgon Carbon Corp.*		200	2,778
Carpenter Technology Corp.		200	4,162
Celanese Corp., Series A		400	9,500
Century Aluminum Co.*		460	2,866
CF Industries Holdings, Inc.		172	12,752
Clearwater Paper Corp.*		39	986
Cliffs Natural Resources, Inc.		360	8,809
Coeur d'Alene Mines Corp.*		187	2,300
Commercial Metals Co.		500	8,015
Compass Minerals International, Inc.		100	5,491
Crown Holdings, Inc.*		500	12,070
Cytec Industries, Inc.		200	3,724
Domtar Corp.*		40	663
Dow Chemical Co./The		3,410	55,037
E.I. Du Pont de Nemours & Co.		2,854	73,120
Eagle Materials, Inc.		200	5,048
Eastman Chemical Co.		300	11,370
Ecolab, Inc.		757	29,516
Ferro Corp.		800	2,200
FMC Corp.		200	9,460
Freeport-McMoRan Copper & Gold, Inc.		1,302	65,243
Greif, Inc., Class A		100	4,422
H.B. Fuller Co.		200	3,754
Huntsman Corp.		900	4,527
International Flavors & Fragrances, Inc.		300	9,816
International Paper Co.		1,398	21,152
Intrepid Potash, Inc.*		100	2,808
Kaiser Aluminum Corp.		100	3,591
Lubrizol Corp.		200	9,462
Martin Marietta Materials, Inc.		147	11,595
MeadWestvaco Corp.		500	8,205
Minerals Technologies, Inc.		100	3,602
Monsanto Co.		1,717	127,642
Mosaic Co./The		500	22,150
Myers Industries, Inc.		100	832
Nalco Holding Co.		400	6,736
Neenah Paper, Inc.		100	881
NewMarket Corp.		40	2,693
Newmont Mining Corp.		1,500	61,305
Nucor Corp.		968	43,008
Olin Corp.		300	3,567
OM Group, Inc.*		100	2,902
Owens-Illinois, Inc.*		632	17,702
P.H. Glatfelter Co.		200	1,780
Packaging Corp. of America		400	6,480
Pactiv Corp.*		500	10,850
PolyOne Corp.*		300	813
PPG Industries, Inc.		500	21,950
Praxair, Inc.		949	67,446
Reliance Steel & Aluminum Co.		200	7,678
Rock-Tenn Co., Class A		100	3,816
Rockwood Holdings, Inc.*		196	2,870
Royal Gold, Inc.		100	4,170
RPM International, Inc.		500	7,020
RTI International Metals, Inc.*		100	1,767
Schnitzer Steel Industries, Inc., Class A		100	5,286
Schweitzer-Mauduit International, Inc.		100	2,721
Scotts Miracle-Gro Co./The, Class A		106	3,715
Sealed Air Corp.		600	11,070
Sensient Technologies Corp.		200	4,514
Sigma-Aldrich Corp.		400	19,824
Silgan Holdings, Inc.		100	4,903
Sonoco Products Co.		300	7,185
Southern Copper Corp.		580	11,855
Spartech Corp.		100	919
Steel Dynamics, Inc.		610	8,985
Stillwater Mining Co.*		100	571
Temple-Inland, Inc.		400	5,248
Terra Industries, Inc.		300	7,266
Texas Industries, Inc.		100	3,136
Titanium Metals Corp.		300	2,757
United States Steel Corp.		465	16,619
Valspar Corp.		400	9,012
Vulcan Materials Co.		303	13,059
Walter Industries, Inc.		200	7,248
Wausau Paper Corp.		100	672
Weyerhaeuser Co.		700	21,301
Worthington Industries, Inc.		200	2,558
WR Grace & Co.*		300	3,711
Zep, Inc.		100	1,205
Zoltek Cos., Inc.*		100	972
			1,168,769
Telecommunication Services — 0.6%
Alaska Communications Systems Group, Inc.		100	732
American Tower Corp., Class A*		1,220	38,467
AT&T, Inc.		18,503	459,615
Cbeyond, Inc.*		100	1,435
Centennial Communications Corp.*		80	669
CenturyTel, Inc.		300	9,210
Cincinnati Bell, Inc.*		800	2,272
Consolidated Communications Holdings, Inc.		3	35
Crown Castle International Corp.*		917	22,026
Embarq Corp.		480	20,189
Fairpoint Communications, Inc.		1,535	921
Frontier Communications Corp.		876	6,255
General Communication, Inc., Class A*		200	1,386
Iowa Telecommunications Services, Inc.		100	1,251
Leap Wireless International, Inc.*		180	5,927
Level 3 Communications, Inc.*		5,500	8,305
MetroPCS Communications, Inc.*		800	10,648
Neutral Tandem, Inc.*		124	3,660
NII Holdings, Inc.*		500	9,535
NTELOS Holdings Corp.		100	1,842
Premiere Global Services, Inc.*		200	2,168
Qwest Communications International, Inc.		5,000	20,750
SBA Communications Corp., Class A*		340	8,344
Shenandoah Telecommunications Co.		100	2,029
Sprint Nextel Corp.*		8,882	42,722
Syniverse Holdings, Inc.*		200	3,206
Telephone & Data Systems, Inc.		300	8,490
tw telecom inc*		600	6,162
United States Cellular Corp.*		100	3,845
USA Mobility, Inc.		100	1,276
Verizon Communications, Inc.		8,917	274,019
Windstream Corp.		1,247	10,425
			987,816
Utilities — 1.1%
AES Corp./The*		1,960	22,756
AGL Resources, Inc.		200	6,360
Allegheny Energy, Inc.		500	12,825
Allete, Inc.		100	2,875
Alliant Energy Corp.		400	10,452
Ameren Corp.		620	15,432
American Electric Power Co., Inc.		1,464	42,295
American States Water Co.		100	3,464
American Water Works Co., Inc.		200	3,822
Aqua America, Inc.		400	7,160
Atmos Energy Corp.		312	7,812
Avista Corp.		200	3,562
Black Hills Corp.		100	2,299
California Water Service Group		100	3,684
Calpine Corp.*		1,000	11,150
Centerpoint Energy, Inc.		1,151	12,753
CH Energy Group, Inc.		49	2,288
Cleco Corp.		200	4,484
CMS Energy Corp.		660	7,973
Consolidated Edison, Inc.		876	32,780
Constellation Energy Group, Inc.		560	14,885
Dominion Resources, Inc.		1,866	62,362
DPL, Inc.		400	9,268
DTE Energy Co.		500	16,000
Duke Energy Corp.		4,073	59,425
Dynegy, Inc., Class A*		1,516	3,441
Edison International		1,000	31,460
El Paso Electric Co.*		200	2,792
Empire District Electric Co./The		100	1,652
Energen Corp.		200	7,980
Entergy Corp.		622	48,217
EQT Corp.		400	13,964
Exelon Corp.		2,075	106,261
FirstEnergy Corp.		971	37,626
FPL Group, Inc.		1,300	73,918
Great Plains Energy, Inc.		428	6,655
Hawaiian Electric Industries, Inc.		300	5,718
IDACORP, Inc.		200	5,228
Integrys Energy Group, Inc.		265	7,947
ITC Holdings Corp.		200	9,072
Laclede Group, Inc./The		100	3,313
MDU Resources Group, Inc.		600	11,382
MGE Energy, Inc.		100	3,355
Mirant Corp.*		443	6,973
National Fuel Gas Co.		300	10,824
New Jersey Resources Corp.		150	5,556
Nicor, Inc.		100	3,462
NiSource, Inc.		800	9,328
Northeast Utilities		500	11,155
Northwest Natural Gas Co.		100	4,432
NorthWestern Corp.		100	2,276
NRG Energy, Inc.*		978	25,389
NSTAR		300	9,633
NV Energy, Inc.		900	9,711
OGE Energy Corp.		300	8,496
Oneok, Inc.		300	8,847
Ormat Technologies, Inc.		100	4,031
Pepco Holdings, Inc.		600	8,064
PG&E Corp.		1,170	44,975
Piedmont Natural Gas Co., Inc.		200	4,822
Pinnacle West Capital Corp.		300	9,045
PNM Resources, Inc.		300	3,213
Portland General Electric Co.		200	3,896
PPL Corp.		1,196	39,420
Progress Energy, Inc.		900	34,047
Public Service Enterprise Group, Inc.		1,604	52,339
Questar Corp.		500	15,530
RRI Energy, Inc.*		820	4,108
SCANA Corp.		400	12,988
Sempra Energy		6,525	323,836
SJW Corp.		100	2,270
South Jersey Industries, Inc.		100	3,489
Southern Co./The		2,400	74,784
Southwest Gas Corp.		200	4,442
TECO Energy, Inc.		800	9,544
UGI Corp.		400	10,196
UIL Holdings Corp.		66	1,482
Unisource Energy Corp.		100	2,654
Vectren Corp.		300	7,029
Westar Energy, Inc.		400	7,508
WGL Holdings, Inc.		200	6,404
Wisconsin Energy Corp.		2,700	109,917
Xcel Energy, Inc.		1,461	26,897
			1,701,159

Total Common Stocks (Active & Passive Domestic Equities)
(Cost $46,022,235)			40,836,810

Preferred Stock (0.1%)
Financials
Citigroup, Inc., Series AA
(Cost $161,505)		8,650	161,582

Investment Companies (Active International & Passive Global Equities) (10.2%)
Dodge & Cox Global Stock Fund		1,359,408	8,238,011
Longleaf Partners International Fund		614,161	7,161,114
Total Investment Companies (Active International & Passive Global Equities)
(Cost $16,050,000)			15,399,125

			Fair
		Cost	Value
Partnerships (Active Domestic & International Equities) (17.2%)
Partnership (Active Domestic Equity) — 1.1%
ValueAct Capital Partners II, L.P.(a)		$ 2,044,684	$ 1,748,000
Partnership (Active International Equity) — 16.1%
Harris Associates International Value L.P.(a)		8,000,000	10,619,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)		6,200,000	3,791,000
Walter Scott International Fund LLC(a)		9,100,000	9,919,000
Total Partnerships (Active Domestic & International Equities)
(Cost $25,344,684)			26,077,000

TOTAL EQUITY INVESTMENTS
(Cost $87,578,424)			82,474,517

ALTERNATIVE ASSETS (25.3%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)		9,000,000	9,495,000
FFIP, L.P.(a)		4,000,000	4,796,000
GoldenTree Credit Opportunities, L.P.(a)		3,500,000	2,091,000
Perry Partners, L.P.(a)		6,319,726	5,968,000
Taconic Opportunity Fund L.P.(a)		7,750,000	7,922,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)		3,500,000	3,896,000
Royal Capital Value Fund (QP), L.P.(a)		3,500,000	4,162,000

TOTAL ALTERNATIVE ASSETS
(Cost $37,569,726)			38,330,000

		Principal	Fair
		Amount	Value
FIXED INCOME INVESTMENTS (13.7%)
Corporate Bonds (5.4%)
Consumer Discretionary — 0.4%
Comcast Corp., 5.70%, due 05/15/18		$ 10,000	$ 10,054
Comcast Corp., 6.50%, due 01/15/17		121,000	128,364
COX Communications, Inc., 5.45%, due 12/15/14		70,000	69,488
Daimler Finance North America LLC MTN, 5.75%, due 09/08/11		144,000	146,937
Daimler Finance North America LLC, 4.88%, due 06/15/10		46,000	46,036
McDonald's Corp. MTN, 5.00%, due 02/01/19		30,000	30,756
News America, Inc., 6.65%, due 11/15/37		70,000	62,966
Time Warner Cable, Inc., 6.55%, due 05/01/37		44,000	42,190
Time Warner Cable, Inc., 6.75%, due 06/15/39		60,000	58,397
Time Warner Cable, Inc., 7.50%, due 04/01/14		30,000	33,048
Time Warner, Inc., 5.50%, due 11/15/11		35,000	36,144
			664,380
Consumer Staples — 0.8%
Bottling Group LLC, 6.95%, due 03/15/14		75,000	85,544
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14		25,000	28,598
Costco Cos., Inc., 5.50%, due 03/15/17		96,000	101,632
CVS Caremark Corp., 5.75%, due 08/15/11		93,000	98,346
Delhaize America, Inc., 9.00%, due 04/15/31		80,000	97,115
Diageo Capital plc, 5.20%, due 01/30/13		55,000	57,201
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18		70,000	74,026
General Mills, Inc., 6.00%, due 02/15/12		70,000	75,362
Kellogg Co., 5.13%, due 12/03/12		85,000	90,862
Kellogg Co., Series B, 6.60%, due 04/01/11		41,000	43,930
Kroger Co./The, 6.75%, due 04/15/12		20,000	21,623
Kroger Co./The, 7.50%, due 01/15/14		35,000	39,164
Kroger Co./The, 7.50%, due 04/01/31		45,000	51,867
PepsiCo, Inc., 4.65%, due 02/15/13		45,000	47,241
Safeway, Inc., 7.25%, due 02/01/31		74,000	83,074
Unilever Capital Corp., 7.13%, due 11/01/10		35,000	37,370
Walgreen Co., 4.88%, due 08/01/13		50,000	53,053
Walgreen Co., 5.25%, due 01/15/19		55,000	57,215
Wal-Mart Stores, Inc., 6.50%, due 08/15/37		65,000	72,632
			1,215,855
Energy — 0.6%
Anadarko Finance Co., Series B, 6.75%, due 05/01/11		52,000	54,122
Anadarko Finance Co., Series B, 7.50%, due 05/01/31		25,000	24,394
Anadarko Petroleum Corp., 7.63%, due 03/15/14		40,000	43,364
Canadian Natural Resources Ltd., 4.90%, due 12/01/14		35,000	35,717
Chevron Corp., 3.95%, due 03/03/14		50,000	51,478
Conoco Funding Co., 6.35%, due 10/15/11		40,000	43,655
ConocoPhillips Holding Co., 6.95%, due 04/15/29		76,000	81,891
Devon Financing Corp. ULC, 6.88%, due 09/30/11		40,000	43,444
EnCana Corp., 6.50%, due 08/15/34		45,000	45,707
Enterprise Products Operating LLC, Series B, 5.60%, due 10/15/14		60,000	61,664
Kinder Morgan Energy Partners L.P., 5.95%, due 02/15/18		95,000	92,994
Marathon Oil Corp., 5.90%, due 03/15/18		50,000	50,132
Petro-Canada, 6.05%, due 05/15/18		60,000	59,706
TransCanada Pipelines Ltd., 7.25%, due 08/15/38		40,000	45,489
Valero Energy Corp., 6.88%, due 04/15/12		94,000	99,961
XTO Energy, Inc., 5.50%, due 06/15/18		45,000	45,093
			878,811
Financials — 1.2%
Bank of America Corp., 4.25%, due 10/01/10		28,000	28,089
Bank of America Corp., 5.75%, due 12/01/17		50,000	44,521
Bank of America Corp., 7.63%, due 06/01/19		30,000	30,134
Bank of New York Mellon Corp./The MTN, 4.95%, due 11/01/12		40,000	42,296
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17		50,000	46,338
BNP Paribas, 1.65%, due 06/11/12(b)		50,000	49,788
Boston Properties LP, 6.25%, due 01/15/13		23,000	22,893
BP Capital Markets plc, 3.13%, due 03/10/12		25,000	25,502
BP Capital Markets plc, 5.25%, due 11/07/13		75,000	80,498
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13		55,000	54,715
Citigroup, Inc., 5.13%, due 02/14/11		60,000	59,829
Citigroup, Inc., 6.13%, due 05/15/18		35,000	30,613
CME Group, Inc. MTN, 5.40%, due 08/01/13		45,000	47,279
Credit Suisse USA, Inc., 6.13%, due 11/15/11		89,000	95,287
Deutsche Bank AG/London, 4.88%, due 05/20/13		40,000	41,059
Dexia Credit Local, 1.26%, due 09/23/11(b)(c)		50,000	49,838
General Electric Capital Corp., 1.63%, due 01/07/11		65,000	65,626
General Electric Capital Corp., 5.63%, due 05/01/18		45,000	42,560
Goldman Sachs Group, Inc./The, 6.00%, due 05/01/14		51,000	53,227
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18		60,000	58,415
John Deere Capital Corp., 7.00%, due 03/15/12		45,000	49,417
JPMorgan Chase & Co., 1.16%, due 12/02/10(b)		100,000	100,957
JPMorgan Chase & Co., 1.65%, due 02/23/11		70,000	70,597
JPMorgan Chase & Co., 5.60%, due 06/01/11		50,000	52,347
JPMorgan Chase & Co., 6.30%, due 04/23/19		50,000	50,291
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18		50,000	46,278
MetLife, Inc., 6.75%, due 06/01/16		45,000	45,812
Morgan Stanley Dean Witter, 6.60%, due 04/01/12		75,000	79,407
National Rural Utilities Cooperative Finance Corp., 4.75%, due 03/01/14		72,000	74,090
NYSE Euronext, 4.80%, due 06/28/13		60,000	62,110
Simon Property Group LP, 5.75%, due 05/01/12		40,000	40,641
Simon Property Group LP, 6.13%, due 05/30/18		50,000	46,508
Textron Financial Corp. MTN, 4.60%, due 05/03/10		40,000	38,200
Wells Fargo & Co., 4.38%, due 01/31/13		20,000	20,172
Wells Fargo & Co., 5.63%, due 12/11/17		25,000	24,608
			1,769,942
Health Care — 0.7%
Abbott Laboratories, 5.13%, due 04/01/19		25,000	25,741
Abbott Laboratories, 5.88%, due 05/15/16		70,000	76,343
Aetna, Inc., 5.75%, due 06/15/11		69,000	72,136
AstraZeneca plc, 5.40%, due 09/15/12		108,000	117,159
Eli Lilly & Co., 5.20%, due 03/15/17		62,000	64,959
Express Scripts, Inc., 7.25%, due 06/15/19		20,000	22,055
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13		45,000	47,072
GlaxoSmithKline Capital, Inc., 5.65%, due 05/15/18		45,000	47,664
McKesson Corp., 5.25%, due 03/01/13		47,000	47,813
Medco Health Solutions, Inc., 7.25%, due 08/15/13		45,000	48,267
Merck & Co., Inc., 5.00%, due 06/30/19		50,000	50,627
Pfizer, Inc., 2.58%, due 03/15/11(b)		100,000	103,026
Pfizer, Inc., 6.20%, due 03/15/19		50,000	54,681
Roche Holdings, Inc., 4.50%, due 03/01/12(c)		35,000	36,795
UnitedHealth Group, Inc., 5.25%, due 03/15/11		45,000	46,442
UnitedHealth Group, Inc., 5.38%, due 03/15/16		41,000	38,562
WellPoint, Inc., 5.85%, due 01/15/36		56,000	49,132
Wyeth, 5.50%, due 02/01/14		108,000	115,585
			1,064,059
Industrials — 0.2%
3M Co. MTN, 4.38%, due 08/15/13		50,000	53,165
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13		45,000	45,224
Lockheed Martin Corp., Series B, 6.15%, due 09/01/36		93,000	99,274
Union Pacific Corp., 6.65%, due 01/15/11		49,000	51,423
United Technologies Corp., 4.88%, due 05/01/15		95,000	101,020
			350,106
Information Technology — 0.4%
Cisco Systems, Inc., 5.25%, due 02/22/11		69,000	72,756
Cisco Systems, Inc., 5.90%, due 02/15/39		45,000	44,316
Electronic Data Systems Corp., Series B, 6.00%, due 08/01/13		30,000	32,750
Fiserv, Inc., 6.13%, due 11/20/12		100,000	103,800
Hewlett-Packard Co., 4.50%, due 03/01/13		30,000	31,190
International Business Machines Corp., 5.88%, due 11/29/32		50,000	51,711
Intuit, Inc., 5.75%, due 03/15/17		34,000	32,304
Microsoft Corp., 4.20%, due 06/01/19		65,000	63,502
Microsoft Corp., 5.20%, due 06/01/39		35,000	34,065
Oracle Corp., 5.75%, due 04/15/18		55,000	58,016
Western Union Co./The, 5.93%, due 10/01/16		80,000	80,768
Xerox Corp., 5.50%, due 05/15/12		45,000	44,877
			650,055
Materials — 0.2%
ArcelorMittal, 5.38%, due 06/01/13		70,000	67,045
BHP Billiton Finance USA Ltd., 5.25%, due 12/15/15		48,000	49,976
E.I. Du Pont de Nemours & Co., 6.00%, due 07/15/18		40,000	43,117
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13		105,000	105,658
Vale Overseas Ltd., 6.88%, due 11/21/36		39,000	37,031
			302,827
Telecommunication Services — 0.6%
Deutsche Telekom International Finance BV, 8.50%, due 06/15/10		40,000	42,067
France Telecom SA, 8.50%, due 03/01/31		40,000	51,373
New Cingular Wireless Services, 8.13%, due 05/01/12		149,000	166,818
New Cingular Wireless Services, 8.75%, due 03/01/31		31,000	37,783
Rogers Communications, Inc., 6.80%, due 08/15/18		45,000	48,241
Telecom Italia Capital SA, 4.88%, due 10/01/10		54,000	54,547
Telecom Italia Capital SA, 6.00%, due 09/30/34		63,000	53,210
Telecom Italia Capital SA, 6.18%, due 06/18/14		35,000	35,395
Telefonica Emisiones SAU, 4.95%, due 01/15/15		35,000	35,576
Telefonica Emisiones SAU, 6.22%, due 07/03/17		60,000	63,478
Verizon Communications, Inc., 5.25%, due 04/15/13		45,000	47,227
Verizon Communications, Inc., 5.85%, due 09/15/35		60,000	55,806
Verizon Communications, Inc., 8.75%, due 11/01/18		35,000	41,457
Verizon Wireless Capital LLC, 7.38%, due 11/15/13(c)		25,000	27,963
Vodafone Group plc, 4.15%, due 06/10/14		50,000	49,215
Vodafone Group plc, 5.45%, due 06/10/19		30,000	29,500
Vodafone Group plc, 6.15%, due 02/27/37		40,000	39,354
			879,010
Utilities — 0.3%
American Electric Power Co., Inc., Series C, 5.38%, due 03/15/10		41,000	41,939
Dominion Resources, Inc./VA, 8.88%, due 01/15/19		15,000	17,888
Duke Energy Ohio, Inc., 5.70%, due 09/15/12		55,000	55,943
Exelon Corp., 4.90%, due 06/15/15		100,000	93,108
FPL Group Capital, Inc., 6.00%, due 03/01/19		25,000	26,852
KeySpan Corp., 7.63%, due 11/15/10		30,000	31,885
Midamerican Energy Holdings Co., 6.13%, due 04/01/36		90,000	88,963
Pacific Gas & Electric Co., 1.60%, due 06/10/10(b)		25,000	25,124
Pacific Gas & Electric Co., 6.05%, due 03/01/34		54,000	56,022
Veolia Environnement, 5.25%, due 06/03/13		45,000	46,516
			484,240
Foreign Government Securities (0.6%)
Brazilian Government International Bond, 6.00%, due 01/17/17		100,000	102,650
Chile Government International Bond, 5.50%, due 01/15/13		160,000	173,289
Israel Government International Bond, 5.50%, due 11/09/16		28,000	29,164
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11		40,000	40,423
Malaysia Government International Bond, 7.50%, due 07/15/11		150,000	164,029
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34		52,000	52,442
Mexico Government International Bond, 6.38%, due 01/16/13		96,000	102,185
Poland Government International Bond, 5.00%, due 10/19/15		174,000	174,768
Republic of Korea, 4.88%, due 09/22/14		53,000	52,437
			891,387
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009 , 7.55%, due 04/01/39		70,000	63,727

Supranational (0.1%)
International Bank for Reconstruction & Development, 1.65%, due 05/18/11		100,000	100,468

U.S. Government Agency Mortgage-Backed Securities (5.1%)
Federal Home Loan Mortgage Corp. (0.7%)
5.27%, due 10/01/37		562,474	581,451
5.67%, due 11/01/36		442,317	462,507
			1,043,958
Federal National Mortgage Association (2.1%)
4.83%, due 06/01/33		543,172	555,893
4.84%, due 09/01/33		587,022	600,574
5.23%, due 04/01/34		206,871	214,659
5.23%, due 05/01/34		81,815	84,895
5.24%, due 04/01/34		279,189	289,326
5.25%, due 04/01/36		365,654	378,848
5.26%, due 03/01/37		916,759	948,263
5.60%, due 12/01/36(b)		144,061	151,294
			3,223,752
Government National Mortgage Association (2.3%)
5.50%, due 09/15/38		325,317	336,268
5.50%, due 01/15/39		936,131	968,383
6.00%, due 07/15/38		510,699	532,623
6.00%, due 01/15/39		868,695	905,988
6.50%, due 10/20/37		688,850	729,713
			3,472,975
U.S. Government Agency Securities (1.2%)
Federal Home Loan Bank System (0.5%)
0.46%, due 09/18/09		175,000	176,726
0.79%, due 02/19/10(b)		500,000	500,874
2.68%, due 09/06/13		20,000	21,041
			698,641
Federal Home Loan Mortgage Corp. (0.1%)
1.20%, due 04/26/11		210,000	211,599

Federal National Mortgage Association (0.6%)
0.88%, due 02/12/10(b)		500,000	500,762
2.80%, due 03/13/14		359,000	358,232
			858,994
U.S. Treasury Securities (1.3%)
U.S. Treasury Bonds (0.1%)
4.50%, due 05/15/38		105,000	108,396

U.S. Treasury Notes (1.2%)
2.63%, due 06/30/14		780,000	782,441
2.75%, due 02/15/19		390,000	365,259
3.13%, due 05/15/19		154,000	148,947
3.13%, due 08/31/13		230,000	238,284
3.63%, due 10/31/09		50,000	50,551
3.75%, due 11/15/18		231,000	234,989
3.88%, due 05/15/18		32,000	32,973
			1,853,444
TOTAL FIXED INCOME INVESTMENTS
(Cost $20,443,403)			20,786,626

		Principal	Fair
		Amount	Value
SHORT-TERM INVESTMENTS (6.1%)
Commercial Paper (0.1%)
JPMorgan Chase & Co., 0.00%, 7/1/09		$ 163,899	$ 163,899

U.S. Government Agency Securities (5.9%)
Federal Agricultural Mortgage Corp. Discount Note
0.14%, due 7/30/09		2,000,000	1,999,775
Federal Farm Credit Bank
0.32%, due 12/16/09		1,000,000	1,002,666
Federal Home Loan Bank System Discount Note
0.14%, due 7/22/09(d)		1,200,000	1,199,895
0.33%, due 1/21/10(d)		1,050,000	1,048,037
0.38%, due 3/26/10(d)		140,000	139,604
Federal Home Loan Mortgage Corp. Discount Note
0.14%, due 7/20/09(d)		550,000	549,957
0.15%, due 9/21/09(d)		540,000	539,815
0.23%, due 11/23/09(d)		800,000	799,259
0.35%, due 2/8/10(d)		160,000	159,655
Federal National Mortgage Association Discount Note
0.23%, due 11/2/09(d)		1,500,000	1,498,812
			8,937,475
U.S. Treasury Securities (0.1%)
U.S. Treasury Bill
0.16%, due 9/10/09(e)		110,000	109,964

TOTAL SHORT-TERM INVESTMENTS
(Cost $9,203,642)			9,211,338

TOTAL INVESTMENTS (99.6%)
(Cost $154,795,195)(f)			$ 150,802,481
Other Assets in Excess of Liabilities (0.4%)			602,803
NET ASSETS (100.0%)			$ 151,405,284

Notes to Schedule of Investments:

*	Non-income producing security.
(a)	Securities were valued at fair value — at June 30, 2009, the Fund held $64,407,000 of fair valued securities, representing 42.5% of net assets.
(b)	Variable or floating rate security. Rate disclosed is as of June 30, 2009.
(c)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Zero coupon security — rate disclosed is yield as of June 30, 2009.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost.

ADR	— American Depositary Receipt.
GO	— General Obligation.
REIT	— Real Estate Investment Trust.
MTN	— Medium Term Note.

KIEWIT INVESTMENT FUND LLLP SCHEDULE OF INVESTMENTS (CONTINUED) AS OF JUNE 30, 2009 (Unaudited)

Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 154,795,195	$ 11,053,558	$ (15,046,272)	$ (3,992,714)

KIEWIT INVESTMENT FUND LLLP SCHEDULE OF INVESTMENTS (CONCLUDED) AS OF JUNE 30, 2009 (Unaudited)
				(in U.S. dollars)
Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at June 30, 2009.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Depreciation
Long:
E-mini Russell 2000 Index	1	$50,720	September - 09	$(1,404)
E-mini S&P 500 Index	9	411,975	September - 09	(11,347)
E-mini S&P Midcap 400 Index	1	57,670	September - 09	(1,782)
				$(14,533)

Kiewit Investment Fund LLLP

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2009 (Unaudited)

Kiewit  Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A.  Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1.  Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the fund in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards         No. 157, “Fair Value Measurements” (“SFAS 157”).  The objective of a fair value measurement is to determine an exit price.  SFAS 157 defines fair value as the “price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.”

SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy under SFAS 157 are as follows:

Level 1    –

Inputs that are quoted prices in active markets for identical assets

Level 2    –

Inputs other than unadjusted quoted prices included in Level 1 that are observable    (including quoted prices for similar investments)

Level 3    –

Inputs to valuation that are both unobservable and significant (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2009, carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$66,404,129	$(14,533)
Level 2 — Other Significant Observable Inputs	19,991,352	–
Level 3 — Significant Unobservable Inputs	64,407,000	–
Total	$150,802,481	$(14,533)

*Other financial instruments include futures, forwards, reverse repurchase agreements and swap contracts, if relevant.

The following table includes a rollforward of the amounts classified within level 3 for the quarter ended June 30, 2009:

Investments in Securities
Fair value as of 3/31/2009	$52,293,999
Realized gain (loss)	(38,396)
Unrealized gain (loss)	8,572,405
Net purchases (sales)	3,578,992
Net transfers in and/or out of Level 3	—
Fair value as of 6/30/2009	$64,407,000

2.  Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

3.  Real Estate Investment Trusts:

The Fund may invest in both publicly and privately traded real estate investment trusts (“REITs”). REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests. REITs can be listed and traded on the national securities exchanges or can be traded privately between individual owners. At June 30, 2009, the Fund held common stock REITs that are included in the Russell 3000 Index.

B.  Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Giles, Jr.

Robert L. Giles, Jr.

President and Chief Executive Officer

August 12, 2009

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

August 12, 2009